--------------------------------------------------------------------------------
                       PICTET GLOBAL EMERGING MARKETS FUND

                    PICTET INTERNATIONAL SMALL COMPANIES FUND

                          PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------





                     [GRAPHIC OF PICTET FUNDS LOGO OMITTED]






                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------

Dear Shareholders,

     It is with pleasure that I present to you the Pictet Funds 2000 Semi Annual Report which summarizes the performance of your funds over the last six months together with our outlook for the remainder of the year.

     The Pictet Global Emerging Markets Fund suffered from the flight of capital in emerging markets as liquidity conditions worsened as a result of higher US interest rates. We feel Asia should continue to provide many opportunities in both the "new" and "old" economies while Latin America should benefit from rising commodities, but remains vulnerable to US interest rate rises. We strongly believe emerging markets should outperform the MSCI World Equity Index once global markets settle down.

     The Pictet International Small Companies Fund has benefited from a more conservative posture this year. This does not imply however that we have changed our approach. We expect to continue focusing our research effort on identifying reasonably valued companies with strong business models or technology, solid management and the potential to achieve superior earnings growth. The new economy will not disappear and the best small companies are well positioned to provide the services larger companies and consumers will demand in the coming years.

     The Pictet Eastern European Fund continues to show strong performance. We feel well positioned to benefit from the expected uncovering of corporate value as a result of the convergence play in Central Eastern Europe. The region's GDP growth rate of 4% to 5% is double the world growth rate. Interestingly, this fund is one of only a few funds in the United States providing an Eastern European mandate.

     Lastly, I am also pleased to announce we are in the process of launching two additional funds. The Pictet International Equity Fund and the Pictet European Equity Fund will provide an excellent complement to the three existing niche funds. We are committed to providing you access to carefully structured investment vehicles to help you achieve your investment objectives.

Yours sincerely,

/S/ SIGNATURE

Jean Pilloud
President and Chairman

[BULLET] Investing in foreign securities may involve certain additional risks, including exchange rate fluctuations, less liquidity, greater volatility and less regulation. The risks may be magnified for emerging markets. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

[BULLET] The Morgan Stanley Capital International (MSCI) World Equity Index is an unmanaged index. It is not possible to invest directly in any index. The index is a broad based securities index that represents the U.S. and global (ex-U.S.) equity markets in terms of capitalization and performance.

[BULLET] Mutual fund shares are not insured by FDIC or guaranteed by any bank. Shares are subject to investment risks, including possible loss of principal invested.

                                       Distributor: Provident Distributors, Inc.
                                              Date of First Use: August 29, 2000

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                              FUND MANAGER'S REPORT

PERFORMANCE SUMMARY

     Emerging markets have had a very turbulent start to the year. The investment performance of the portfolio has been particularly difficult in the second quarter, with a decline of 20% compared with a decline of 9.7% for the benchmark. This is mainly attributable to two factors; first, the violent falls in TMT(1) stocks worldwide, which especially affected India, China, Korea and Taiwan (together 520 basis points ("bps") of negative attribution); and second, the recent outperformance of growth against value in emerging markets (the two big `value' markets, Russia and South Africa, accounted for 138 bps of loss). Value is fundamental to our process. Market stress has now eased and there are reasons to expect better performance in emerging markets.

     The second quarter was unusually volatile, with markets initially reacting as if in crisis before recovering sharply towards the end of the period. It is clear, looking at historical evidence (see chart), that periods of market crisis typically favor a `growth' investment style over `value'. In large part this is because value stocks are mainly represented by mid and small capitalization stocks which have relatively lower liquidity. In times of market stress, investors prize liquidity above all else, to the detriment of stocks that are fundamentally undervalued, but are not liquid enough to trade actively.

[GRAPHIC OMIITED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTEDG RAPHIC AS FOLLOWS:

                           Low PBV       High PBV           IFCI
                           -------       --------           ----
12/30/88                   100.00         100.00           100.00
1/6/89                     103.51         100.20           101.24
1/13/89                    103.73         103.31           103.34
1/20/89                     86.70         103.38           100.29
1/27/89                     83.16         105.97           101.18
2/3/89                      88.74         105.93           103.33
2/10/89                     88.05         105.78           104.64
2/17/89                     90.78         106.70           104.36
2/24/89                     98.17         108.27           106.50
3/3/89                     105.40         108.38           104.32
3/10/89                    105.62         108.90           104.50
3/17/89                    116.04         108.37           107.61
3/24/89                    113.99         107.26           106.95
3/31/89                    127.78         108.04           109.79
4/7/89                     127.70         108.28           110.49
4/14/89                    143.52         113.42           117.30
4/21/89                    157.55         116.01           121.55
4/28/89                    168.67         116.24           123.86
5/5/89                     168.47         116.83           124.75
5/12/89                    189.12         116.51           123.76
5/19/89                    196.54         117.82           126.00
5/26/89                    198.74         113.98           122.38
6/2/89                     209.24         116.36           128.44
6/9/89                     188.44         114.19           122.91
6/16/89                    147.33         114.18           120.65
6/23/89                    144.74         114.91           118.75
6/30/89                    131.23         115.11           121.87
7/7/89                     155.13         110.69           127.23
7/14/89                    148.22          85.45           120.62
7/21/89                    143.57          88.26           120.62
7/28/89                    148.77          86.21           121.55
8/4/89                     145.43          87.16           121.52
8/11/89                    147.43          89.32           124.96
8/18/89                    149.50          91.81           124.73
8/25/89                    154.97          95.63           126.07
9/1/89                     147.36          97.13           127.50
9/8/89                     151.37         102.29           133.18
9/15/89                    149.82         110.87           137.82
9/22/89                    154.29         115.32           141.76
9/29/89                    154.80         125.35           149.64
10/6/89                    166.09         130.95           153.72
10/13/89                   172.28         135.71           154.90
10/20/89                   173.82         128.21           149.79
10/27/89                   170.98         125.23           147.21
11/3/89                    160.52         124.09           145.50
11/10/89                   148.84         124.27           140.16
11/17/89                   149.24         123.18           141.40
11/24/89                   152.48         121.20           145.02
12/1/89                    130.94         123.48           142.45
12/8/89                    136.09         124.58           145.93
12/15/89                   148.65         119.63           148.93
12/22/89                   137.09         123.08           150.60
12/29/89                   152.78         130.26           155.20
1/5/90                     153.37         137.85           156.99
1/12/90                    153.94         140.74           157.52
1/19/90                    154.70         144.30           157.18
1/26/90                    151.48         133.51           151.71
2/2/90                     149.95         142.87           157.65
2/9/90                     163.66         152.81           164.23
2/16/90                    162.61         148.51           165.63
2/23/90                    147.82         137.87           160.56
3/2/90                     158.64         142.57           162.17
3/9/90                     143.27         135.18           159.36
3/16/90                    143.22         134.93           158.62
3/23/90                     95.69         136.37           152.75
3/30/90                     84.82         130.79           150.68
4/6/90                      90.38         132.21           149.12
4/13/90                     90.50         128.65           152.95
4/20/90                     92.54         130.39           154.42
4/27/90                     93.86         127.97           154.89
5/4/90                      97.36         133.16           159.34
5/11/90                    102.64         135.32           164.64
5/18/90                    104.26         140.34           168.06
5/25/90                    108.02         136.91           171.20
6/1/90                     101.48         137.22           169.99
6/8/90                      98.22         141.02           170.40
6/15/90                     96.24         144.07           168.24
6/22/90                     98.70         153.71           172.24
6/29/90                    106.30         168.16           177.45
7/6/90                     110.17         176.22           180.75
7/13/90                    112.40         171.62           183.67
7/20/90                    122.21         173.18           188.31
7/27/90                    127.52         178.24           190.93
8/3/90                     134.52         182.13           191.42
8/10/90                    127.80         163.34           177.12
8/17/90                    132.08         177.49           179.67
8/24/90                    130.41         154.27           157.66
8/31/90                    133.47         164.77           171.46
9/7/90                     132.62         154.54           166.62
9/14/90                    131.59         157.14           166.97
9/21/90                    134.39         162.71           163.90
9/28/90                    127.82         148.20           152.15
10/5/90                    130.35         149.35           155.59
10/12/90                   129.12         144.89           154.20
10/19/90                   133.33         137.90           152.71
10/26/90                   136.95         139.01           157.13
11/2/90                    137.65         123.20           149.68
11/9/90                    136.21         111.15           144.64
11/16/90                   139.14         113.92           147.37
11/23/90                   143.97         117.08           150.17
11/30/90                   142.41         108.39           144.44
12/7/90                    146.15         126.15           154.54
12/14/90                   145.48         121.66           154.91
12/21/90                   143.16         111.06           148.59
12/28/90                   142.46         107.01           146.27
1/4/91                     144.23         108.31           147.43
1/11/91                    136.25         101.99           139.59
1/18/91                    139.26         110.34           146.10
1/25/91                    142.18         105.33           144.21
2/1/91                     147.63         110.52           150.13
2/8/91                     152.02         115.06           156.06
2/15/91                    157.47         119.55           160.76
2/22/91                    156.09         125.42           165.32
3/1/91                     163.57         121.65           165.67
3/8/91                     171.09         117.62           169.41
3/15/91                    177.32         113.08           169.35
3/22/91                    191.33         106.01           168.66
3/29/91                    194.44         105.69           168.91
4/5/91                     194.79         105.06           172.85
4/12/91                    190.35         106.97           173.85
4/19/91                    199.17         105.04           175.97
4/26/91                    200.29          98.53           171.52
5/3/91                     197.60          95.85           168.91
5/10/91                    208.37          93.28           169.39
5/17/91                    224.09          89.91           168.64
5/24/91                    221.41          90.92           174.72
5/31/91                    231.53          88.30           175.85
6/7/91                     244.81          89.29           176.43
6/14/91                    245.23          86.42           174.14
6/21/91                    247.29          85.00           172.53
6/28/91                    246.14          80.57           169.45
7/5/91                     232.99          78.91           169.30
7/12/91                    244.22          77.67           171.12
7/19/91                    245.29          77.52           173.04
7/26/91                    254.47          78.99           173.64
8/2/91                     272.68          78.47           174.71
8/9/91                     268.87          76.24           170.29
8/16/91                    284.23          73.47           171.30
8/23/91                    309.57          73.15           174.45
8/30/91                    318.34          73.79           177.55
9/6/91                     326.81          74.12           178.01
9/13/91                    334.29          71.80           177.06
9/20/91                    341.60          69.85           175.65
9/27/91                    321.14          69.86           172.79
10/4/91                    321.83          68.34           172.34
10/11/91                   339.16          68.36           177.23
10/18/91                   353.85          68.76           180.79
10/25/91                   342.11          69.34           179.92
11/1/91                    355.62          69.84           182.01
11/8/91                    334.86          70.18           182.43
11/15/91                   326.88          72.43           186.00
11/22/91                   283.28          71.40           180.05
11/29/91                   293.93          70.12           181.32
12/6/91                    315.11          70.08           184.74
12/13/91                   329.85          71.21           184.47
12/20/91                   366.43          71.66           189.94
12/27/91                   390.55          73.78           198.03
1/3/92                     428.33          75.74           206.15
1/10/92                    442.11          78.16           211.31
1/17/92                    434.95          83.35           215.39
1/24/92                    496.40          87.81           225.80
1/31/92                    477.47          84.49           225.60
2/7/92                     451.19          81.37           225.86
2/14/92                    428.78          80.74           226.04
2/21/92                    477.61          78.05           231.80
2/28/92                    475.94          79.20           231.05
3/6/92                     489.42          75.22           228.03
3/13/92                    494.78          70.57           225.74
3/20/92                    497.76          71.53           230.52
3/27/92                    475.91          69.19           229.53
4/3/92                     514.29          68.03           229.41
4/10/92                    545.81          66.65           229.82
4/17/92                    565.48          67.10           233.43
4/24/92                    530.89          68.12           231.55
5/1/92                     511.06          69.01           229.46
5/8/92                     533.63          69.54           231.59
5/15/92                    543.44          68.45           231.42
5/22/92                    501.53          68.37           228.53
5/29/92                    490.40          68.06           227.54
6/5/92                     472.34          67.78           225.57
6/12/92                    460.40          68.99           223.94
6/19/92                    422.20          66.95           213.85
6/26/92                    419.99          64.33           207.30
7/3/92                     397.19          64.52           205.64
7/10/92                    441.87          65.58           208.77
7/17/92                    461.37          65.76           212.40
7/24/92                    430.34          64.36           199.07
7/31/92                    419.93          64.80           202.77
8/7/92                     421.63          64.11           201.10
8/14/92                    400.25          62.28           194.73
8/21/92                    391.64          61.45           189.75
8/28/92                    444.43          62.17           194.87
9/4/92                     428.48          63.19           193.64
9/11/92                    430.74          62.77           190.77
9/18/92                    418.51          62.75           188.06
9/25/92                    440.29          64.16           189.03
10/2/92                    415.55          64.40           190.27
10/9/92                    385.31          64.73           187.16
10/16/92                   358.14          65.05           186.48
10/23/92                   383.51          67.01           192.69
10/30/92                   391.90          68.87           197.81
11/6/92                    373.23          71.49           197.82
11/13/92                   352.78          70.66           193.08
11/20/92                   354.33          69.83           192.90
11/27/92                   363.34          68.86           196.56
12/4/92                    365.59          69.05           198.25
12/11/92                   377.54          67.40           198.50
12/18/92                   382.30          66.55           198.89
12/25/92                   403.95          67.47           203.38
1/1/93                     406.83          66.84           202.81
1/8/93                     433.60          66.11           206.53
1/15/93                    429.26          66.37           205.26
1/22/93                    415.24          67.75           207.14
1/29/93                    404.21          67.91           201.68
2/5/93                     401.83          69.53           203.92
2/12/93                    412.72          70.24           205.57
2/19/93                    448.39          69.31           205.10
2/26/93                    454.36          69.87           206.56
3/5/93                     427.00          67.00           206.11
3/12/93                    443.10          65.56           206.26
3/19/93                    476.17          64.84           208.93
3/26/93                    453.99          64.18           209.56
4/2/93                     458.65          64.40           213.71
4/9/93                     446.66          65.03           215.82
4/16/93                    466.46          65.69           219.57
4/23/93                    484.53          64.51           220.37
4/30/93                    465.52          63.31           219.15
5/7/93                     464.84          61.01           216.79
5/14/93                    469.37          63.39           217.13
5/21/93                    504.87          59.90           220.48
5/28/93                    513.63          60.82           222.79
6/4/93                     548.44          60.89           224.97
6/11/93                    558.26          61.84           226.64
6/18/93                    548.16          62.20           230.16
6/25/93                    559.39          60.39           228.61
7/2/93                     534.51          62.54           229.11
7/9/93                     554.62          60.50           230.68
7/16/93                    540.56          60.11           228.90
7/23/93                    549.73          61.43           232.82
7/30/93                    545.29          62.58           235.65
8/6/93                     520.87          63.84           236.87
8/13/93                    535.44          63.55           240.56
8/20/93                    581.65          66.16           251.36
8/27/93                    592.89          67.51           255.89
9/3/93                     596.90          69.24           261.86
9/10/93                    592.21          69.50           264.05
9/17/93                    613.68          70.63           263.47
9/24/93                    598.82          71.59           262.87
10/1/93                    628.46          74.31           265.81
10/8/93                    653.97          76.13           274.29
10/15/93                   674.78          77.89           284.66
10/22/93                   637.01          78.22           283.70
10/29/93                   643.56          79.72           286.12
11/5/93                    647.75          79.57           284.90
11/12/93                   674.35          81.86           295.59
11/19/93                   689.07          82.51           302.63
11/26/93                   683.46          82.12           304.60
12/3/93                    679.79          84.59           311.37
12/10/93                   701.92          88.34           321.80
12/17/93                   710.86          92.56           331.15
12/24/93                   738.45          97.19           345.55
12/31/93                   782.08         100.12           355.73
1/7/94                     818.32          99.05           362.96
1/14/94                    790.05          95.15           352.21
1/21/94                    764.35          89.98           359.63
1/28/94                    755.10          85.92           351.94
2/4/94                     817.15          83.12           367.03
2/11/94                    812.58          78.37           366.20
2/18/94                    786.12          84.73           358.49
2/25/94                    747.13          81.42           348.34
3/4/94                     774.93          75.49           336.86
3/11/94                    798.68          73.35           330.40
3/18/94                    798.98          71.37           321.92
3/25/94                    780.24          67.58           319.35
4/1/94                     735.75          67.20           313.50
4/8/94                     715.20          66.68           302.73
4/15/94                    668.72          70.58           302.68
4/22/94                    692.39          71.75           299.96
4/29/94                    746.21          71.36           305.62
5/6/94                     705.51          70.17           294.42
5/13/94                    705.93          70.70           295.27
5/20/94                    726.65          70.86           309.80
5/27/94                    731.07          70.53           312.55
6/3/94                     756.92          68.52           311.30
6/10/94                    761.70          70.70           312.23
6/17/94                    771.51          72.52           313.29
6/24/94                    735.39          70.49           299.26
7/1/94                     727.66          68.52           299.48
7/8/94                     752.68          68.34           306.50
7/15/94                    793.98          70.51           311.42
7/22/94                    774.36          69.93           309.60
7/29/94                    791.70          72.10           321.63
8/5/94                     873.51          75.90           343.35
8/12/94                    881.71          77.45           346.27
8/19/94                    956.44          80.34           361.90
8/26/94                    969.67          78.45           361.45
9/2/94                   1,002.33          80.68           366.33
9/9/94                   1,009.48          81.32           370.38
9/16/94                  1,025.02          81.44           373.65
9/23/94                  1,043.74          81.20           377.81
9/30/94                  1,048.04          79.20           371.13
10/7/94                    989.45          78.62           361.50
10/14/94                 1,011.25          79.67           369.93
10/21/94                   955.66          79.01           361.35
10/28/94                 1,004.87          78.50           360.34
11/4/94                    986.54          77.06           356.16
11/11/94                 1,018.41          75.16           352.81
11/18/94                   991.04          75.93           347.76
11/25/94                   928.39          73.34           337.14
12/2/94                    938.26          71.44           336.26
12/9/94                    963.82          68.60           330.62
12/16/94                   983.59          70.06           331.06
12/23/94                   905.62          72.10           309.05
12/30/94                   912.83          71.64           307.40
1/6/95                     855.52          70.07           290.96
1/13/95                    880.03          65.18           283.81
1/20/95                    855.41          64.10           273.62
1/27/95                    838.77          62.84           267.54
2/3/95                     855.21          66.01           276.39
2/10/95                    780.77          69.81           275.17
2/17/95                    725.01          70.50           267.36
2/24/95                    754.33          69.36           264.91
3/3/95                     702.60          69.29           257.12
3/10/95                    659.29          67.09           245.95
3/17/95                    674.66          68.04           250.60
3/24/95                    724.10          67.31           256.19
3/31/95                    724.31          69.73           261.18
4/7/95                     734.53          70.63           267.87
4/14/95                    706.24          71.04           263.71
4/21/95                    765.03          71.53           271.49
4/28/95                    803.22          68.56           271.38
5/5/95                     843.56          69.87           279.29
5/12/95                    851.65          73.82           284.91
5/19/95                    853.73          73.00           281.63
5/26/95                    829.98          75.22           282.75
6/2/95                     839.69          77.51           287.83
6/9/95                     797.52          76.95           282.47
6/16/95                    806.30          76.64           283.30
6/23/95                    779.66          76.75           283.25
6/30/95                    793.36          74.68           281.82
7/7/95                     852.78          76.56           292.70
7/14/95                    863.15          77.27           296.07
7/21/95                    836.16          75.78           290.37
7/28/95                    829.61          76.66           290.40
8/4/95                     859.64          76.20           295.32
8/11/95                    855.11          73.98           291.20
8/18/95                    837.80          72.26           285.67
8/25/95                    846.05          72.08           284.32
9/1/95                     844.81          70.87           282.99
9/8/95                     860.60          69.10           283.22
9/15/95                    881.90          69.50           285.31
9/22/95                    864.00          69.60           283.66
9/29/95                    857.80          68.24           279.56
10/6/95                    850.48          68.32           279.39
10/13/95                   848.17          66.93           275.81
10/20/95                   856.83          67.12           277.83
10/27/95                   805.22          66.38           269.81
11/3/95                    799.60          63.91           265.67
11/10/95                   773.39          61.70           261.89
11/17/95                   775.17          60.64           260.10
11/24/95                   797.09          61.91           263.09
12/1/95                    828.71          63.19           269.17
12/8/95                    825.23          64.89           273.11
12/15/95                   811.62          65.03           272.37
12/22/95                   833.31          65.73           278.17
12/29/95                   826.64          65.26           275.79
1/5/96                     867.80          68.16           288.81
1/12/96                    876.38          70.06           293.83
1/19/96                    882.42          70.65           296.68
1/26/96                    892.24          70.17           297.00
2/2/96                     950.37          71.61           305.23
2/9/96                     942.86          70.42           301.23
2/16/96                    913.37          70.21           298.46
2/23/96                    923.48          69.28           297.48
3/1/96                     896.33          69.70           294.76
3/8/96                     858.31          69.66           290.00
3/15/96                    867.15          68.86           290.62
3/22/96                    889.48          70.21           295.89
3/29/96                    879.35          70.30           295.21
4/5/96                     883.46          72.03           296.95
4/12/96                    882.81          71.61           298.65
4/19/96                    908.54          72.70           305.71
4/26/96                    912.18          72.96           305.03
5/3/96                     915.44          73.02           303.85
5/10/96                    927.63          72.76           304.93
5/17/96                    931.73          71.98           304.93
5/24/96                    923.54          71.27           301.99
5/31/96                    927.25          71.17           302.31
6/7/96                     900.84          71.25           300.93
6/14/96                    903.62          70.53           300.42
6/21/96                    936.83          71.46           303.22
6/28/96                    926.87          71.69           305.23
7/5/96                     949.30          72.10           306.52
7/12/96                    959.20          71.28           301.61
7/19/96                    942.01          70.77           299.95
7/26/96                    898.64          67.90           287.55
8/2/96                     936.36          69.21           293.53
8/9/96                     929.41          68.92           292.20
8/16/96                    929.04          68.31           290.27
8/23/96                    904.20          69.38           291.79
8/30/96                    915.68          69.52           293.07
9/6/96                     925.88          68.72           292.15
9/13/96                    933.44          69.80           295.29
9/20/96                    937.86          70.99           298.33
9/27/96                    936.42          70.96           297.02
10/4/96                    947.88          72.49           301.69
10/11/96                   955.60          70.87           298.30
10/18/96                   968.52          72.21           299.04
10/25/96                   939.08          72.02           294.38
11/1/96                    939.81          70.69           291.13
11/8/96                    923.18          71.46           292.49
11/15/96                   921.66          71.47           294.29
11/22/96                   925.26          73.01           295.07
11/29/96                   925.13          73.29           294.16
12/6/96                    933.73          72.29           291.29
12/13/96                   908.16          71.63           285.94
12/20/96                   941.18          72.25           291.03
12/27/96                   947.40          72.49           292.18
1/3/97                     954.20          73.90           295.78
1/10/97                  1,000.54          75.87           306.66
1/17/97                  1,038.10          76.01           312.69
1/24/97                  1,017.01          78.02           313.66
1/31/97                  1,036.57          78.44           315.42
2/7/97                   1,087.04          78.86           322.29
2/14/97                  1,117.64          79.73           328.52
2/21/97                  1,116.83          80.84           331.91
2/28/97                  1,115.92          81.17           330.65
3/7/97                   1,123.28          79.68           328.27
3/14/97                  1,136.64          79.29           327.36
3/21/97                  1,105.48          78.37           324.32
3/28/97                  1,107.51          78.00           325.19
4/4/97                   1,129.29          74.23           318.55
4/11/97                  1,121.78          73.96           317.57
4/18/97                  1,112.32          72.07           314.87
4/25/97                  1,132.37          71.65           315.96
5/2/97                   1,149.06          71.06           316.39
5/9/97                   1,157.47          71.78           319.64
5/16/97                  1,162.07          69.87           315.40
5/23/97                  1,182.94          71.10           320.15
5/30/97                  1,208.83          71.53           324.81
6/6/97                   1,207.78          72.30           328.47
6/13/97                  1,245.07          70.72           331.25
6/20/97                  1,260.56          72.04           335.02
6/27/97                  1,311.07          71.64           338.09
7/4/97                   1,401.05          72.39           346.16
7/11/97                  1,375.86          71.34           343.63
7/18/97                  1,258.54          69.06           329.80
7/25/97                  1,344.14          70.44           337.72
8/1/97                   1,342.76          69.32           336.76
8/8/97                   1,370.68          66.14           333.01
8/15/97                  1,340.23          63.92           321.99
8/22/97                  1,287.71          63.60           317.35
8/29/97                  1,222.60          57.25           296.75
9/5/97                   1,300.70          56.82           307.94
9/12/97                  1,268.50          58.02           306.30
9/19/97                  1,292.48          58.45           305.44
9/26/97                  1,298.01          58.37           304.96
10/3/97                  1,386.53          58.95           306.75
10/10/97                 1,374.23          59.37           311.91
10/17/97                 1,366.29          59.32           305.69
10/24/97                 1,304.56          57.84           287.31
10/31/97                 1,068.43          52.33           255.46
11/7/97                  1,073.82          54.71           260.61
11/14/97                   991.12          50.95           245.46
11/21/97                 1,044.20          52.94           249.20
11/28/97                   975.36          52.22           243.34
12/5/97                  1,024.41          54.03           249.91
12/12/97                   919.50          53.18           234.73
12/19/97                   938.87          53.35           236.11
12/26/97                   974.37          53.63           239.00
1/2/98                     844.54          53.35           245.81
1/9/98                     758.53          51.30           220.92
1/16/98                    775.19          50.61           223.28
1/23/98                    747.53          52.34           221.16
1/30/98                    792.96          51.81           229.60
2/6/98                     813.42          53.66           243.57
2/13/98                    810.28          53.44           240.05
2/20/98                    814.45          54.50           243.95
2/27/98                    834.58          56.93           252.87
3/6/98                     858.47          56.26           249.28
3/13/98                    893.27          56.69           256.69
3/20/98                    896.98          57.02           259.07
3/27/98                    894.62          58.73           264.98
4/3/98                     848.69          58.96           259.45
4/10/98                    866.21          59.42           263.08
4/17/98                    866.37          61.28           264.91
4/24/98                    850.76          61.45           263.44
5/1/98                     842.40          61.24           262.38
5/8/98                     802.36          60.10           254.01
5/15/98                    756.59          59.40           246.14
5/22/98                    710.54          60.55           242.57
5/29/98                    673.86          56.57           228.12
6/5/98                     697.91          56.37           227.97
6/12/98                    636.70          53.63           210.73
6/19/98                    638.05          55.60           212.12
6/26/98                    624.20          54.01           204.12
7/3/98                     647.42          55.73           208.54
7/10/98                    653.55          56.87           209.84
7/17/98                    714.38          59.20           222.34
7/24/98                    683.99          57.89           214.46
7/31/98                    683.46          57.34           211.89
8/7/98                     604.88          55.64           195.88
8/14/98                    550.31          52.04           183.59
8/21/98                    531.22          51.30           173.44
8/28/98                    482.11          45.16           153.81
9/4/98                     443.45          44.79           151.72
9/11/98                    423.63          45.40           147.87
9/18/98                    452.83          45.72           156.68
9/25/98                    457.87          45.23           161.74
10/2/98                    440.48          41.30           151.68
10/9/98                    462.18          42.76           155.73
10/16/98                   499.11          45.29           168.61
10/23/98                   517.86          47.04           173.14
10/30/98                   511.20          48.08           177.01
11/6/98                    576.83          49.56           189.41
11/13/98                   544.45          47.60           180.25
11/20/98                   601.09          51.24           192.38
11/27/98                   624.42          51.55           193.67
12/4/98                    579.05          50.97           181.88
12/11/98                   607.20          50.45           183.66
12/18/98                   578.70          49.47           179.57
12/25/98                   616.33          51.15           186.25
1/1/99                     613.14          51.32           186.76
1/8/99                     642.20          54.27           195.59
1/15/99                    570.64          52.24           180.33
1/22/99                    526.13          52.89           178.54
1/29/99                    525.39          53.16           181.77
2/5/99                     536.43          52.83           183.46
2/12/99                    549.11          54.10           186.59
2/19/99                    529.37          53.58           184.42
2/26/99                    513.10          55.10           184.77
3/5/99                     535.87          53.42           188.15
3/12/99                    572.89          55.55           197.33
3/19/99                    617.06          57.84           205.39
3/26/99                    624.81          56.38           203.83
4/2/99                     649.69          57.01           208.03
4/9/99                     692.28          58.41           215.26
4/16/99                    728.38          58.98           226.19
4/23/99                    744.47          59.18           228.11
4/30/99                    766.09          59.37           233.14
5/7/99                     813.94          60.77           244.65
5/14/99                    791.79          60.33           241.70
5/21/99                    750.09          60.19           236.09
5/28/99                    733.94          57.43           226.62
6/4/99                     774.62          58.98           234.43
6/11/99                    809.42          61.95           242.58
6/18/99                    827.60          63.10           249.86
6/25/99                    842.72          62.41           248.26
7/2/99                     877.59          63.66           259.58
7/9/99                     844.13          63.93           262.37
7/16/99                    836.71          61.52           257.94
7/23/99                    817.47          62.78           250.21
7/30/99                    799.64          61.49           248.39
8/6/99                     752.58          59.60           240.31
8/13/99                    754.82          62.94           245.70
8/20/99                    734.96          65.88           245.99
8/27/99                    765.57          65.68           252.37
9/3/99                     794.14          66.65           251.58
9/10/99                    821.98          68.97           256.13
9/17/99                    800.64          69.06           252.16
9/24/99                    804.98          66.14           247.62
10/1/99                    787.72          66.87           243.29
10/8/99                    814.06          68.67           249.71
10/15/99                   786.26          67.88           243.94
10/22/99                   812.50          66.57           243.75
10/29/99                   832.96          66.78           247.57
11/5/99                    901.25          67.58           259.39
11/12/99                   910.34          68.96           265.70
11/19/99                   936.22          69.40           270.02
11/26/99                   947.05          67.29           267.34
12/3/99                    991.21          69.74           274.38
12/10/99                 1,000.63          70.90           283.06
12/17/99                 1,050.07          71.33           284.82
12/24/99                 1,116.80          71.85           289.95
12/31/99                 1,214.46          77.93           305.29
1/7/00                   1,187.16          80.83           303.44
1/14/00                  1,246.03          83.22           317.99
1/21/00                  1,234.77          82.12           313.88
1/28/00                  1,221.89          83.12           309.60
2/4/00                   1,283.22          83.33           317.10
2/11/00                  1,294.06          84.79           325.60
2/18/00                  1,264.08          83.09           314.42
2/25/00                  1,261.38          80.30           308.60
3/3/00                   1,310.92          81.61           315.90
3/10/00                  1,296.62          81.04           316.42


GROWTH VS VALUE

     An analysis of our portfolios confirms that we are heavily exposed to shares at the `value' end of most sectors. The valuation gap between the five largest companies in each industry and the sector averages is wider now than at any time in recent history. The premium at which the largest companies trade relative to their sectors is set out in the table (valuations are taken from Pictet's proprietary emerging markets database). Even sectors which are particularly undervalued relative to their peers in the developed world, such as telecoms, have displayed the same characteristics, with the most expensive companies sharply outperforming their cheaper counterparts. A good example is Telmex which accounts for 2-3% of key benchmarks and which, according to our Adjusted Value ranking, was significantly more expensive than the median emerging telecom stock. Yet other Latin American telecom stocks, in which our portfolios were more heavily invested, and that were valued at half the median, fell twice as much as Telmex alone.

--------------------------------------------------------------------------------
  SECTOR                   ADJ VALUE $                 (DISCOUNT)
                     TOP 5            AVERAGE            PREMIUM
--------------------------------------------------------------------------------
   RETAIL          2,790.95         2,224.46              25.4%
   TELECOM         3,099.07         1,313.99             135.8%
   CELLULAR        2,510.73         1,269.03              97.8%
   PLASTICS        2,974.59         2,114.30              40.6%
   STEEL             242.04           165.56              46.2%
   MINING            770.88           787.54              (2.1)%
   ELECTRIC        1,261.13           621.14             103.0%

-------------------------------------
(1) telecoms, media & technology


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TMT DECLINES

     A strong argument in favor of emerging markets has been their low historic correlation with developed markets. However, not only has the correlation risen, but the Global emerging TMT sectors have been converging with their counterparts. Although emerging TMT stocks are cheap by global standards, especially in India, these stocks were just as badly hit during the quarter as their first world peers. We held significant - though not overweight - positions in telecom and technology stocks in India, Taiwan, China and Korea. In these markets, TMT accounts for between 40% and 70% of the index. Our stocks were hit harder because, although cheaper, they suffered a loss of liquidity. In all these markets, although we cut back exposure, it was impossible to escape damage. We do not expect similar factors to recur in the foreseeable future.

OUTLOOK AND CONCLUSIONS

     The fundamental reasons for investing in emerging markets are intact. In our view, the most compelling are:

     [BULLET] To benefit from CONVERGENCE with the developed world (Greece, Turkey, Poland, Hungary, Czech Republic and Mexico)

     [BULLET] To gain pure exposure to the COMMODITY cycle in periods of tight global demand/supply (e.g. South Africa, Brazil and Russia)

     [BULLET] To take advantage of FOREIGN DIRECT INVESTMENT and M&A trends, coupled with the sector revaluations which these flows often ignite (telecoms, media, utilities and, increasingly, basic industries such as paper, steel and mining)

     [BULLET] To identify sectors where HIGH EDUCATION and LOW LABOR/PRODUCTION COSTS converge (e.g. Indian software, Taiwanese foundries)

     [BULLET] To pioneer UNDISCOVERED MARKETS (Eastern Europe, Middle East, Africa) and reap the rewards of early entry

     We plan to remain committed to our value-based screening process and believe our methods are ideally suited to picking those companies, and markets, that benefit from the above factors.

     We also believe that emerging markets have settled back to levels from which they can resume their out performance of developed markets, and that value-based strategies will do best. An appetite for risk has resurfaced, with signs of slower growth in the US easing pressures on emerging debt yields. With earnings and orders still robust in most major markets in our universe, we believe there is plenty of scope for a recovery in emerging equities over the months ahead.

     THERE ARE RISKS INVOLVED IN FOREIGN INVESTING. SUCH RISKS MAY INCLUDE FLUCTUATION IN FOREIGN EXCHANGE RATES, POLITICAL OR ECONOMIC INSTABILITY IN THE COUNTRIES IN WHICH THE SECURITY ISSUERS ARE LOCATED, AND MAY BE MORE VOLATILE. THE RISKS MAY BE MAGNIFIED FOR EMERGING MARKETS.

                               REVIEW AND OUTLOOK

     In general we have been pleased to see good progress at the economic and political level in all but a few of the developing countries which we cover. Perhaps the most surprising news was the election of Vicente Fox as President of MEXICO, overturning more than 70 years of government by the Partido
Revolucionario   Institucional  (PRI)  party.  A  victory  for  democracy,   but
expectations will now run very high in Mexico, and some disappointments are inevitable. He inherits an economy growing at close to 8% in Q1, but still very dependent on its northern neighbor for exports. BBVA of Spain finally bought BANCOMER, the country's largest bank, thereby pushing the consolidation of the sector one step closer to conclusion. The weakness of the banking sector has been one of the factors stopping the Standard and Poor from upgrading Mexico to investment grade, alongside Moodys. BRAZIL continues to work quietly in the background to restore its international credibility, with some success, allowing the Central Bank to cut rates by 1.5% in recent weeks to 17%. The country's fiscal performance has been stellar, with huge surpluses easily beating the International Monetary Fund's stringent targets, and the falling interest rate

                                                                               3
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--------------------------------------------------------------------------------

environment  is forcing a  reallocation  to equities by domestic  investors.  In
CHILE the new government stood by its election promise to start dismantling barriers to foreign investment in the equity market by eliminating the one year holding period for investors. A law has been sent to Congress to abolish the last remaining withholding taxes.

     An improving tone to the World Trade Organization entry negotiations, combined with strong economic numbers, have boosted CHINA. There have also been big changes to the country's weighting in the MSCI index which has led to a reallocation of funds there. Towards the end of the quarter the flotation of a second mobile phone operator, CHINA UNICOM, served to remind investors of the attractions of this market and the huge growth potential in sectors such as telecoms. TAIWAN has been whipped between competing forces this quarter.
Excellent results from the electronics sector were ignored by investors who preferred to focus first on the conciliatory speeches of the new President, then on the risk of a US slowdown and the potential impact on the exporters. The market is trading on the basis that the country is hostage to developments in the US and China. MALAYSIA, on the other hand, has continued to trade independently of global events. The market was re-included in the MSCI indices on 1st June which has prompted little in the way of buying by foreign investors so far. Corporate governance concerns resurfaced with the announcement of a rights issue by UEM, and there was the threat of a further overhang of stock from the release for sale of stocks that used to trade over-the-counter in Singapore, before capital controls were imposed. In KOREA the continued credit problems in the investment trust sector, worries over Hyundai's solvency, diminishing external surpluses and risk of interest rate increases spurred a sharp sell off in April. The market recovered thereafter aided by government support measures and strong DRAM prices, which propelled Samsung and Hyundai Electronics. This continued into June, and was supported by Daimler-Chrysler's move to take a 10% stake in Hyundai Motor and a rebound into surplus for the May trade account. Liquidity in the PHILIPPINES remained poor, which exacerbated investors' concerns with both politics and the pace of economic reform. However the passing of a new banking law allowing 100% foreign ownership, a new retail law and the power bill confirmed that reform is on track. In THAILAND progress was made on the debt restructuring of Thai Petrochemical after the chairman was forced to step down, and this provided temporary relief for the banks. But the external fears of rising interest rates bore down heavily on the market during May. A positive development was a deal by Norway's Telenor for a third of the shares in Total Access Communication, one of the two main cellular operators in Thailand. There were further political sackings by President Wahid of INDONESIA, first in the cabinet and then at the central bank. The uncertainty caused by these moves, together with ongoing concerns over banking reform, undermined both the market and currency over the quarter.

     In RUSSIA, the market weakened because of renewed concerns over corporate governance after UES, the largest Russian utility, proposed to dispose of some of its more attractive assets at very low prices. On the macroeconomic front Russia continues to deliver with reserves above USD 20bn and industrial output continuing to grow at above 10% per month. In POLAND, political risk reared its head with the resignation of the Finance Minister who quarreled with Congress over the Budget. There was better news in the market when, despite a rash of companies announcing capital increases, TPSA was finally sold to France Telecom for USD 4bn. Government action in HUNGARY has worked against the market by announcing a 12% increase in gas price. This dashed any hope for MOL's earnings recovery in the medium term and the company is now looking to sell back its gas assets. The CZECH REPUBLIC confirmed its recovery with 4.4% Gross Domestic Product growth in Q1. Utility CEZ held up well on speculation EDF of France is interested in taking a stake, and then strengthened further on the sale of two thirds of their telecom assets to VIVENDI.

     SOUTH AFRICA wobbled precariously as the rand fell from 6.10/$ (Jan) to 7.20/$ (mid-May) driven largely by fears over the unrest in neighboring Zimbabwe. These concerns have largely abated now and the economy is recovering slowly - next year's privatizations (telecom, electricity, transport) should boost fiscal receipts at an important time. The banking sector is looking for direction after key mergers were blocked by the government on competition grounds. On the metals and mining side, the price of platinum remains far above most analysts' forecasts. ZIMBABWE turned in a big performance in June, after four months' of decline. The Movement for Democratic Change managed to draw equal with Zanu-PF in parliamentary elections despite widespread (and continuing) violence. The end of President Mugabe's disastrous mis-rule thus edges closer. In ISRAEL the economy is recovering as expected, with growth

4
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--------------------------------------------------------------------------------

rising from zero last year to 4.5% this year. Unfortunately Ehud Barak's coalition faces endless squabbles, which are becoming increasingly distracting as peace talks with Arafat get under way. So long as Barak can appeal to the populace via a referendum, he can bypass the Knesset and make a deal on Palestine, but parliamentary interference with the referendum would be bearish. EGYPT remains cheap but hobbled by the government's inability to deal with macro difficulties and liquidity shortage. Reform of the state banking sector is essential together with, eventually, the abolition of the EGP/USD peg. In PAKISTAN the military government is continuing in the face of strong resistance to attempt to codify the unofficial economy. The need to widen the weak tax base seems to be well understood by the leadership. The recent budget was neither positive nor negative. The collapse of some Lahore speculators combined with a series of strikes hit the stock market in May but, as in India, a recovery has set in during June. March's falls in the INDIAN markets continued into April and May despite heavy foreign buying, usually a source of strength. The nervousness was demonstrated by a series of panics over what were largely irrelevant stories--unfounded worries over taxation of foreign investors and a supposed drought were the leading examples. The mood turned in late May, triggered by an encouraging monsoon forecast, and the markets have been rallying over the last weeks. Input from the public sector has been mixed: subsidy cuts announced in the budget were passed despite arguments amongst the coalition, but privatization of the petroleum and telecom sectors continues to face fierce resistance. The software majors should expect strong results this quarter (80% growth in earnings year-on-year) and, given their cost advantages over more expensive global rivals, may not be disadvantaged by a US slowdown.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

                              FUND MANAGER'S REPORT

     The value of the portfolio declined by 8.9% during the second quarter while the HSBC World ex-US Smaller Companies Index lost 7.8%. In the first half of 2000, the portfolio has recorded a gain of 26.5%, compared to a loss of 1.6% for the benchmark index. We had been careful to book profits on top performing holdings over the course of the first quarter and the portfolio has benefited from the more conservative posture we have adopted. Unfortunately, the positive contribution from stock selection in Europe and Japan was offset by the cost of the portfolio's overweight position in Continental Europe and the Asia Pacific region.

     The second quarter started much as the first quarter ended. Volatility on Nasdaq, caused by concerns over interest rates and valuations, was a catalyst for a correction in growth segments of the equity market. We had elected not to participate in the first quarter's rush into ".com" and other speculative internet stocks and consequently, we were not affected by the severe falls suffered by many of these companies. Nevertheless, profit-taking in European holdings such as PUBLICIS (-27%) and CE CONSUMER (-26%), together with isolated events such as the profit-warning from BELL GROUP (-73%) of the UK partially offset the excellent performance of the likes of WEDECO (+66%), CHLORIDE (+54%), VOLEX (+49%) and MARIONNAUD PARFUMERIES (+38%).

     In Asia, the underweight position in Japan and the shift away from overvalued "New Japan" stocks paid dividends. Unfortunately, gains in Japan were more than offset by the cost of poor stock selection in the rest of Asia. Stock specific events such as a profit-warning from NATSTEEL ELECTRONICS (-53%) were exacerbated by a severe sell-off in Hong Kong's media and electronics sectors.

     On a positive note, weakness in April and May was welcome in that it redressed at least part of the valuation differential between the old and new economies. Investor enthusiasm for themes such as media and communications convergence and e-commerce, combined with record flows of cash into technology and growth funds, had driven ratings in certain sectors to unsustainable levels. The tide turned again towards the end of May as investors took comfort from the first signs of a slowdown in the US economy following the (+50 bps) increase implemented by the Fed in mid-May.

     Asia responded well to the pickup on Wall Street. Japanese small and large caps posted decent gains in June despite the weakening of the Liberal Democratic Party's (LDP) position in parliamentary elections and only modest signs of a sustained recovery in the economy. The power of the rally in Hong Kong in late May and early June demonstrated yet again that it is an excellent proxy for sentiment in the US.

     European markets rallied sharply before pausing again after the (+50 bps) increase announced by the European Central Bank (ECB) on June 8. While the rate increase underscores the extent to which economic conditions have improved in Europe, it now appears that economic growth expectations have peaked. Further, inflation is ticking up and the risk of a deterioration in liquidity conditions in Europe has increased. Earnings forecasts have yet to be adjusted to account for the impact of higher interest rates and, as valuations leave little scope for downgrades, it is no surprise that European investors have largely ignored more positive news from the US.

     Looking ahead, we remain cautious on the outlook for equity markets in the summer months. It is too early to call the peak in US interest rates on the basis of a small number of economic releases. The number of profit warnings and forecast downgrades in the US over the past few weeks demonstrate that earnings expectations are still aggressive.

     European markets may struggle to make much progress in the near term. European flows into equity funds have been outstanding over the past year but the pace has slowed of late. In the meantime, the flow of new issues picked up again in June and the pipeline of deals scheduled for this autumn continues to grow. While we remain positive on the medium and long term potential of the Continental small cap market, we may elect to reduce our longstanding overweight position in the region in the coming months. One of the recipients of any cash raised on the Continent could be the UK, where valuations are appealing and tighter monetary conditions have already had an impact.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

     Japan could also be a beneficiary of cash raised in Europe. We have been underweight in this market all year, largely because we are less bullish than many analysts on the potential for a recovery in consumption. The pace of restructuring is another question mark. We are not convinced that the concept of shareholder value has really taken root in Japan. Further, the weakening of the LDP's position could well herald another round of fiscal stimulus to appease core rural voters. Nevertheless, we must acknowledge that preliminary indications of a recovery in capital spending could feed through to the broader economy in the coming quarters. Given the size of the pool of available savings, a recovery in consumer confidence could have a major impact on the economy and the stock market.

     The resurgence of other Asian equity markets in June was unconvincing, but not because of a deterioration in fundamentals. Economic conditions have improved, especially in China, and there is no shortage of cheap, attractive companies. However, sentiment still counts for more than value in the Asia Pacific region. Furthermore, poor disclosure and opaque corporate practice mean that Asian small caps are especially susceptible to earnings shocks and other unforeseen developments. Given our concerns over the risk of another round of turbulence in the US, we have not boosted our commitment to Asia significantly though we are actively looking for companies which stand to gain from a recovery in consumption in China.

     We expect to continue to focus our research effort on identifying reasonably- valued companies with strong business models or technology, solid management and potential. At the regional level, the portfolio was underweight in the UK and Japan and neutral in Europe and the Asia Pacific region at the end of the quarter. At the sector level, we expect to continue to favor electronics, leisure, media and other consumer and corporate services over areas such as retailing, traditional manufacturing, raw materials and financials.

     THERE ARE RISKS INVOLVED IN FOREIGN INVESTING. SUCH RISKS MAY INCLUDE FLUCTUATIONS IN FOREIGN EXCHANGE RATES, POLITICAL OR ECONOMIC INSTABILITY IN THE COUNTRIES IN WHICH THE SECURITY ISSUERS ARE LOCATED, AND MAY BE MORE VOLATILE. SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF THE MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

                               REVIEW AND OUTLOOK

JAPAN

     Japanese equities were volatile throughout the quarter, with evidence of a narrowly-based and modest economic recovery not enough to counter the uncertainty surrounding both US interest rates and plunging technology stocks. Towards the end of the period, further distraction came from the Lower House elections in which a weak coalition was returned. Better performance was achieved by low-priced shares, partly due to the granting of debt forgiveness to the troubled retailer SOGO, and also because of a modest increase in interest in cyclical stocks. By contrast, many of the more prominent "New Japan" themed stocks listed on the over-the-counter (OTC) market continued to suffer.

     The release of Gross Domestic Product (GDP) figures for the first quarter (+2.4%) at the beginning of June technically ended the recession and confirmed the better momentum suggested throughout the year by actual machinery orders and IT-related investment. Nevertheless, forecasts for the next fiscal year show a wide dispersion as many analysts are unconvinced that the recovery is sustainable. Given that the large contribution from net exports and fiscal priming may decline, the debate essentially centers on the outlook for private consumption, which itself accounts for around two thirds of GDP. Optimistic forecasters point out that improving corporate profits have always fed through to wages and hence consumption, and that the high offers-to-applicants ratio already shows that the labor market is in recovery. Bears counter that firms are unlikely to raise wages when under pressure to restructure, and that hiring is actually only taking place in specialized fields.

     The Tankan survey of industrial conditions provided little to settle the debate, indicating something of a two-tier economy. On the one hand, large manufacturing exporters are enjoying strong overseas demand, especially for electronics. On the other, smaller companies and firms geared to domestic demand continue to endure a deteriorating background. As a result, forecasts for GDP growth in the current fiscal year range from slightly negative to more than 3%, with consumption the contentious issue.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

Against this background, the Japanese equity market lacked thematic direction, with sector leadership rotating on a daily basis, often taking its lead from the United States.

     In order to progress significantly, Japan needs to see an unequivocal recovery in consumption, or more likely, a new round of restructuring. While the momentum of "western-style" radical cost reduction appears to have dissipated, a new impetus may come from portfolio reorganization. Huge benefits would accrue to shareholders if companies could spin off non-core assets, especially real estate, and also allow subsidiaries to be valued more transparently. The last few months have seen western banks become heavily involved in mergers, and even if an aggressive takeover is not imminent, Japanese companies are likely to take advantage of imminent legislation which makes it easier to effect these sweeping changes. Thus, while we are modestly underweight at the moment, we are watching closely for these developments.

ASIA PACIFIC

     Markets in the Asia Pacific region were very weak until calm on the Nasdaq brought a strong rebound in June. In the first part of the quarter, defensive shares, utilities and banks performed relatively well, with high-techs leading the rebound later in the quarter. In Hong Kong, property shares also rallied strongly in June after the government announced a reduction in its plans for public housing supply.

     In contrast to Japan, much of the region saw unequivocally better macro-economic figures. Especially encouraging was the first quarter data from China, with industrial output (+11.9%), GDP (+8.1%) and most importantly, retail sales (+10.4%) all suggesting an imminent end to two years of deflation. Unlike last year's growth, which was largely fuelled by fiscal stimulus and exports, the economy appears to be on firmer ground. With the World Trade Organization
(WTO) deal requiring market-opening reforms, foreign multi-nationals are active once again and Foreign Direct Investment (FDI) contracts are up 25% in the first five months of the year. In Hong Kong, GDP growth was a huge 14.3% in the first quarter, though this is expected to slow to a rate of 2.2% in twelve months. Nevertheless, the level of unemployment is falling and retail sales grew by 8% in April, the fourth consecutive monthly rise. The consensus forecast for economic growth in Singapore is also rising, to 6.8% this year and 5.9% for 2001.

     In Asia, we are encouraged by the outlook for the outlook for private consumption and continued FDI in China and the potential for growth elsewhere. In the short term, markets are reacting to the beneficial effects of easing of interest fears in the US, though investors will continue to monitor indicators of external demand very closely. Of particular concern will be the shipment of electronic components and goods, which are key determinants of the region's exports. Our research effort is centered on undervalued stocks that should benefit from a recovery in Chinese consumption, either directly or indirectly.

CONTINENTAL EUROPE

     We had noted in our report for the quarter ended March 31 "the outlook for European equities is less favorable than it was in mid-1999." This statement was based on expectations that economic growth assumptions would level off after a period of steady upgrades and on concerns that earnings forecasts were too ambitious, at least in certain sectors. The second quarter of the new millennium has provided evidence that our concerns were well-founded.

     Looking at the good news first, economic data released in the second quarter confirmed the positive trends which have emerged over the course of the past few quarters. A recovery in the manufacturing sector led by strong export growth has allowed laggards such as Germany and Italy to make a positive contribution. This has fed through to sentiment - Germany's Institut fur Wirtschaftsforschung (IFO) index of business confidence has risen to its highest level since 1991.

     Consumer confidence remains at high levels and unemployment is falling throughout the region. The German jobless rate has declined in seven of the last eight months to set a new four-year low. French unemployment is at its lowest level since 1991, the Swiss rate has fallen below 2% for the first time since February 1992, and the number of jobless in Spain has declined to a twenty year low. Buoyant consumer sentiment has had a limited impact on retail sales, not because of declining volumes, but rather because of the impact on prices of severe competition.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

     The turnaround in the industrial sector and the continued strength of consumer confidence prompted the European Commission to boost its forecast for economic growth in the Eurozone to 3.4% this year, the fastest pace in a decade. Previous expectations had been for 2.9% growth, up from 2.3% in 1999. The bad news is that the Commission also boosted its inflation estimate to 1.8% from 1.6%, uncomfortably close to the ECB's 2% ceiling. Indeed, Eurozone consumer prices rose 2.1% in March, the first time the inflation rate had broken through the target ceiling since the launch of the Euro, before falling back to 1.9% in May. Money supply growth has also been a worrisome issue. The ECB uses a 4.5% target but M3 expanded at an annual rate of 6.5% in April.

     Faced with mounting evidence of an increase in the risk of inflation, the ECB has moved firmly into tightening mode. Having boosted rates twice in the first three months of the year (by a total of 50 bps), the Bank first increased rates by an additional (+25 bps) in April and then followed up with another (+50 bps) in June to increase the reference rate to 4.25%. Current expectations are that rates will rise by an additional 0.50% by the end of this year.

     This change in the monetary environment has dampened the potential for further upgrades in European growth forecasts. Expectations had been rising steadily in the first quarter and most of the second. Only recently has the consensus shifted to the view that growth in the 3.50 to 3.75% range in 2000 will mark the high-point in the current cycle. Analysts appear to be slow to factor in the impact of higher rates on their forecasts and valuations do not leave much room for disappointment. The sluggish performance of European markets in June suggests that investors are beginning to take a more cautious view on earnings expectations.

     We have been preaching the merits of Europe for some time now. We have also been overweight on the Continent for more than two years. Structural changes, such as the flow of funds out of traditional savings pools and into portfolio investments, the rise of the "equity culture", growth of new exchanges and service industries, remain supportive and we are confident in the medium to long term outlook for Continental equities. However, we are concerned that small caps will struggle to make much progress during the illiquid summer months and we may elect to reduce exposure to the region slightly.

UNITED KINGDOM

     The quarter was marked by a significant improvement in expectations for UK interest rates. Strong economic growth, booming house prices, record low unemployment and above-trend growth in wages had set off alarm bells at the Bank of England. The Monetary Policy Committee obliged with four (+25 bps) increases between September of last year and February 2000 to move base borrowing costs up to 6%. Market expectations also deteriorated steadily over that period to the point where base rates were expected to increase an additional 100 bps by the end of this year. The impact on local equities was predictable: UK stocks underperformed Continental markets by a significant margin in the first five months of this year.

     Fortunately, economic releases in the second quarter eased the pressure. While GDP is still expected to grow 3% this year and unemployment is at a twenty-year low, growth in consumer spending has moderated and the pace of wage increases has slowed. Underlying annual inflation is currently running at 2%, comfortably within the 2.5% target used by the Bank of England. This has resulted in a significant improvement in the monetary outlook and base rates are now expected to rise by just (+25 bps) this year. With the UK well ahead of the European interest rate curve, and local stocks looking relatively cheap, the market staged a solid recovery in June.

     We had moved to an underweight position in the UK over the course of the first quarter as we liquidated or booked profits on the outstanding performers of late 1999 and early 2000. At that time, cash had been reinvested on the Continent because we had been unable to identify suitable investments in the UK. The recent improvement in the outlook for rates relative to the rest of the region has prompted us to intensify our research effort in the UK. Subject to identifying suitable opportunities, we may boost portfolio exposure to the UK in the coming weeks.

PICTET FUNDS
PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------

                       MARKET REVIEWS & INVESTMENT OUTLOOK

     Over the quarter the portfolio declined by 21.04% and underperformed the Barings Eastern Europe index which dropped by 20.29%.

     Markets declined in high volatility and without particular trends. After the strong advance in the first quarter, we positioned the portfolio closer to the benchmark with fewer big bets and with the intention to capitalize on trading opportunities. The exceptionally poor liquidity made trading difficult.

     The RUSSIAN market was the biggest loser relative to the rest of the universe. Our overweight position brought a negative contribution of (-35 bps). After the nomination of Putin as president the political uncertainty increased and capital flows during the period have been particularly weak. We managed to partly compensate for the decline through trading gains namely in UES (3.8%) and LUKOIL (4.4%). Our overweight positions in ROSTELEKOM (1.9%) and NORILSK NICKEL (2.6%) brought a negative contribution on stock selection of (-141 bps).

     POLAND was one of the better performing markets mostly on demand/supply grounds - the newly capitalized pension funds provided significant support. Our underweight position subtracted 39 bps from the performance. Stock selection was also negative (-72 bps) due to our underweight position in the banking sector which outperformed after much weaker performance in previous quarters.

     In the CZECH REPUBLIC, our overweight position in CESKY TELECOM (5.0%) (the incumbent telecom) caused negative stock selection of (-21 bps). Since the beginning of this quarter this stock has begun to move, and we believe that the holding is fundamentally cheap.

     HUNGARY contributed positively both on allocation and stock selection. Our underweight position was justified as Hungary turned to be the third worse performing market (+11 bps). At the same time the significantly underweight position in Matav helped the positive stock selection of (+40 bps).

     Among the more peripheral markets CROATIA contributed positively (+69 bps) mostly due to the overweight position in Zagrebacka Banka which managed to successfully acquire a competitor in the domestic market.

     We expect that market volatility and poor liquidity will continue well through the summer. We plan to continue to look for opportunities in Russia, Turkey, and Greece where the recent weak market performance ignored the strong macro fundamentals and corporate earnings.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS                                                            JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
    SHARES                                                                                          (NOTE 1)
================================================================================================================

COMMON STOCKS -- 91.3%
BRAZIL - 5.1%
  135,275,000    Centrais Eletricas Brasileiras SA                                                  $  2,774,569
       39,300    Cia Vale do Rio Doce                                                                    980,132
       75,900    Embratel Participacoes SA, ADR                                                        1,793,138
       69,600    Telesp - Telecomunicacoes de Sao Paulo SA                                             1,287,600
       33,600    Uniao de Bancos Brasileiros SA, Sponsored GDR                                           966,000
                                                                                                    ------------
                                                                                                       7,801,439
                                                                                                    ------------
CHILE - 0.9%
       36,630    Cia de Telecomunicaciones de Chile SA, Sponsored ADR                                    663,919
       45,660    Maderas y Sinteticos SA, Sponsored ADR                                                  539,359
       11,450    Sociedad Quimica y Minera de Chile SA, Sponsored ADR, B Shares                          254,762
                                                                                                    ------------
                                                                                                       1,458,040
                                                                                                    ------------
CHINA - 6.4%
    2,096,000    China Everbright International, Ltd.                                                  1,640,265
      170,000    China Mobile (Hong Kong), Ltd.+                                                       1,515,746
    4,074,000    China Shipping Development Company, Ltd., Class H+                                      742,168
      574,000    China Unicom, Ltd.+                                                                   1,218,716
      988,000    Cosco Pacific, Ltd.                                                                     779,516
    1,420,000    Great Wall Technology Co., Ltd., Class H                                                983,728
    1,256,000    Legend Holdings, Ltd.                                                                 1,216,548
    7,048,000    Shanghai Petrochemical Company, Ltd.                                                    958,439
    4,082,000    Yizheng Chemical Fibre Company, Ltd., Class H                                           811,704
                                                                                                    ------------
                                                                                                       9,866,830
                                                                                                    ------------
CZECH REPUBLIC - 0.5%
      264,320    Ceske Energeticke Zavody AS+                                                            705,595
                                                                                                    ------------

EGYPT - 0.9%
      100,000    Commercial International Bank                                                         1,072,261
       21,104    Orascom Construction Industries+                                                        246,041
                                                                                                    ------------
                                                                                                       1,318,302
                                                                                                    ------------
GREECE - 4.5%
      170,000    Athens Water Supply and Sewage Co. SA                                                 1,463,190
      134,000    Hellenic Petroleum SA                                                                 1,514,234
      130,000    Hellenic Telecommunications Organization SA                                           3,190,005
       67,300    Panafon Hellenic Telecom SA                                                             769,138
                                                                                                    ------------
                                                                                                       6,936,567
                                                                                                    ------------




                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
    SHARES                                                                                          (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
HUNGARY - 0.5%
       50,290    Mol Magyar Olaj-es Gazipari RT, Sponsored GDR                                      $    696,517
                                                                                                    ------------
INDIA - 5.6%
       50,000    BSES, Ltd., GDR                                                                         925,000
       45,000    ICICI Bank, Ltd., Sponsored ADR+                                                        652,500
       43,000    Larsen & Toubro, Ltd., GDR, Registered S Shares+                                        477,838
       62,000    Mahanagar Telephone Nigam, Ltd., GDR                                                    631,625
       25,000    Pentamedia Graphics, Ltd., GDR                                                          346,875
       60,000    Reliance Industries, Ltd., GDR                                                        1,200,000
       67,000    SSI, Ltd., GDR, Registered S Shares+                                                    438,850
      281,800    The India Fund, Inc.                                                                  3,998,037
                                                                                                    ------------
                                                                                                       8,670,725
                                                                                                    ------------
INDONESIA - 2.9%
    2,652,000    PT Astra Agro Lestari Tbk@                                                              522,691
    1,455,500    PT Astra International Tbk+                                                             457,327
  101,312,000    PT Bank Internasional Indonesia (F)@+                                                 1,157,558
    1,903,000    PT Ramayana Lestari Sentosa Tbk@                                                      1,217,612
      167,308    PT Telekomunikasi Indonesia, Sponsored ADR                                            1,160,699
                                                                                                    ------------
                                                                                                       4,515,887
                                                                                                    ------------
ISRAEL - 4.1%
      300,000    Bezeq Israeli Telecommunication Corporation, Ltd.                                     1,671,606
       64,500    ECI Telecom, Ltd.                                                                     2,305,875
       31,900    Teva Pharmaceutical Industries, Ltd., Sponsored ADR                                   1,768,456
       20,000    Tower Semiconductor, Ltd.+                                                              652,500
                                                                                                    ------------
                                                                                                       6,398,437
                                                                                                    ------------
LUXEMBOURG - 0.5%
       75,000    Quilmes Industrial SA, ADR                                                              834,375
                                                                                                    ------------
MALAYSIA - 6.4%
      246,000    AMMB Holdings Berhad                                                                    822,164
      779,000    Arab-Malaysian Corporation Berhad                                                       588,355
      315,000    Genting Berhad                                                                        1,160,536
      159,000    Hong Leong Industries Berhad                                                            472,819
      188,000    Land & General Berhad                                                                    46,011
    1,798,000    Malayan Cement Berhad                                                                   591,452
      414,000    Malaysia International Shipping Corporation Berhad                                      686,374
      154,000    Malaysian Pacific Industries Berhad                                                   1,580,539


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS                                                             JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
    SHARES                                                                                          (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
MALAYSIA - (continued)
      522,000    Malaysian Resources Corporation Berhad                                             $    299,465
       70,000    Nestle (Malaysia) Berhad                                                                324,213
    2,187,000    Pan Malaysian Industries Berhad                                                         284,888
      247,000    Star Publications (Malaysia) Berhad                                                     838,507
      674,000    Tenaga Nasional Berhad                                                                2,199,386
                                                                                                    ------------
                                                                                                       9,894,709
                                                                                                    ------------
MEXICO - 6.0%
      312,000    Carso Global Telecom                                                                    890,660
      614,000    Controladora Comercial Mexicana SA de CV                                                573,862
      708,000    Grupo Elektra SA de CV, CPO                                                             712,065
      348,000    Grupo Mexico SA, Series B                                                               979,287
      437,000    Grupo Sanborns SA, Series B+                                                            710,317
       19,600    Grupo Televisa SA, Sponsored GDR+                                                     1,351,175
       86,800    Pepsi-Gemex SA, Sponsored GDR+                                                          385,175
       35,300    Telefonos de Mexico SA, Sponsored ADR, Class L                                        2,016,512
       57,800    Tubos de Acero de Mexico SA, Sponsored ADR                                              801,975
       62,600    TV Azteca, SA de CV                                                                     825,537
                                                                                                    ------------
                                                                                                       9,246,565
                                                                                                    ------------
PAKISTAN - 3.4%
    1,400,000    ICI Pakistan, Ltd.                                                                      402,150
      150,103    Pakistan State Oil Company, Ltd.                                                        467,534
    7,500,000    Pakistan Telecommunications Company, Ltd.+                                            3,877,875
    1,600,000    SUI Northern Gas Pipelines, Ltd.+                                                       496,368
                                                                                                    ------------
                                                                                                       5,243,927
                                                                                                    ------------
PHILIPPINES - 1.0%
      715,000    ABS-CBN Broadcasting Corporation, PDR                                                   884,780
    2,770,000    Benpres Holdings Corporation+                                                           265,891
      263,000    Philippine National Bank@                                                               343,700
                                                                                                    ------------
                                                                                                       1,494,371
                                                                                                    ------------
POLAND - 1.7%
       94,020    Bank Polska Kasa Opieki Grupa Pekao SA+                                               1,131,306
        5,220    Netia Holdings SA, ADR+                                                                 145,181
      187,910    Telekomunikacja Polska SA, GDR+                                                       1,297,519
                                                                                                    ------------
                                                                                                       2,574,006
                                                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
    SHARES                                                                                          (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
RUSSIA - 3.5%
      300,000    AO Mosenergo, Sponsored ADR                                                      $    1,170,000
       33,000    OAO Lukoil Holding, Sponsored ADR                                                     1,686,960
      231,600    RAO Unified Energy Systems, GDR                                                       2,617,080
                                                                                                    ------------
                                                                                                       5,474,040
                                                                                                    ------------
SLOVAKIA - 0.0%
        2,700    Chirana Prema AS+##                                                                           0
                                                                                                    ------------
SOUTH AFRICA - 10.9%
      190,000    ABSA Group, Ltd.                                                                        720,242
       50,000    Anglo American Platinum Corporation, Ltd.                                             1,441,075
       25,000    AngloGold, Ltd.                                                                       1,021,438
       82,300    Anglovaal Mining, Ltd.                                                                  631,241
      260,000    Barlow, Ltd.                                                                          1,564,680
       48,000    DataTec, Ltd.+                                                                          331,344
      301,000    Dimension Data Holdings, Ltd.                                                         2,490,700
      345,800    Gold Fields, Ltd.                                                                     1,356,746
      450,000    Iscor, Ltd.                                                                             766,631
      390,000    Old Mutual Plc                                                                          862,875
      886,600    Sanlam, Ltd.                                                                          1,047,496
      310,000    Sappi, Ltd.                                                                           2,331,975
       71,000    South African Breweries, Plc                                                            529,909
      135,000    Standard Bank Investment Corporation., Ltd.                                             527,681
      127,000    Tiger Brands, Ltd.                                                                    1,138,936
                                                                                                    ------------
                                                                                                      16,762,969
                                                                                                    ------------
SOUTH KOREA - 7.6%
        6,920    Cheil Communications, Inc.                                                              903,023
       10,660    Korea Telecom Corporation                                                               938,855
       46,855    LG Chemical, Ltd.                                                                       937,110
       47,470    Pohang Iron & Steel Company, Ltd., Sponsored ADR                                      1,139,280
       18,157    Samsung Electronics                                                                   6,008,972
        1,865    Samsung Fire & Marine Insurance                                                          51,863
       55,500    SK Telecom Company, Ltd.                                                              1,816,835
                                                                                                    ------------
                                                                                                      11,795,938
                                                                                                    ------------
TAIWAN - 12.9%
      224,400    Acer Peripherals, Inc.                                                                  633,905
      398,000    Advanced Semiconductor Engineering, Inc.+                                             1,214,768


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
    SHARES                                                                                          (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
TAIWAN - (continued)
      686,560    Cathay Life Insurance Co., Ltd.                                                    $  1,582,775
    2,467,000    China Steel Corporation                                                               1,682,173
    1,883,000    Chinatrust Commercial Bank                                                            1,632,465
      920,000    Evergreen Marine Corporation                                                            710,963
    1,112,800    Formosa Chemicals & Fiber Corporation                                                 1,423,625
      131,200    Hon Hai Precision Industry Company, Ltd.                                              1,184,298
      903,000    Nan Ya Plastic Corporation                                                            1,817,865
      113,000    Procomp Informatics Co., Ltd.+                                                          583,389
      386,220    Siliconware Precision Industries Company+                                               865,299
       76,000    Systex Corporation+                                                                     266,514
    1,218,448    Taishin International Bank                                                              779,391
      606,080    Taiwan Semiconductor Manufacturing Company, Ltd.+                                     2,873,195
      728,100    United Microelectronics Corporation                                                   2,021,340
       41,000    Via Technologies, Inc.+                                                                 632,353
                                                                                                    ------------
                                                                                                      19,904,318
                                                                                                    ------------
THAILAND - 3.4%
       62,000    Advanced Info Service Public Company, Ltd.+                                             771,225
      717,000    Bangkok Bank Public Company, Ltd.+                                                      877,264
    1,416,100    Cogeneration Public Company, Ltd.@+                                                     496,325
       96,789    Delta Electronics (Thailand) Public Company, Ltd. (F)@                                  626,657
       62,500    Siam Cement Public Company, Ltd. (F)                                                  1,172,540
      701,100    Siam Commercial Bank Public Company, Ltd.+                                              393,163
      778,000    TelecomAsia Corporation Public Company, Ltd.+                                           862,658
                                                                                                    ------------
                                                                                                       5,199,832
                                                                                                    ------------
TURKEY - 2.6%
   23,625,000    Aksa Akrilik Kimya Sanayii AS                                                           858,079
   94,000,000    Tofas Turk Otomobil Fabrikasi AS+                                                     1,631,208
   70,300,000    Turkiye Is Bankasi, Class C                                                           1,503,641
                                                                                                    ------------
                                                                                                       3,992,928
                                                                                                    ------------
VENEZUELA - 0.0%#
           40    C.A. La Electricidad de Caracus                                                              21
                                                                                                    ------------
TOTAL COMMON STOCKS  (COST $138,874,675)                                                             140,786,338
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
    SHARES                                                                                          (NOTE 1)
================================================================================================================

PREFERRED STOCKS -- 6.8%
BRAZIL - 6.8%
  112,000,000    Acesita SA                                                                         $    825,745
    7,876,000    Banco Itau SA                                                                           692,008
   69,032,000    Cia Energetica de Minas Gerais                                                        1,205,417
       59,900    Cia Vale do Rio Doce+##                                                                     332
   16,240,000    Eletropaulo Metropolitana                                                             1,143,315
   61,359,556    Lojas Americanas SA                                                                     203,404
       91,270    Petroleo Brasileiro SA                                                                2,757,406
    3,184,938    Tele Norte Leste Participacoes SA                                                        74,594
  151,678,180    Telesp Celular Participacoes SA+                                                      2,741,050
      159,800    Usinas Siderurgicas de Minas Gerais SA, Class A                                         738,787
                                                                                                    ------------
                                                                                                      10,382,058
                                                                                                    ------------
TAIWAN - 0.0%#
      163,185    Taishin International Bank                                                               52,191
                                                                                                    ------------
TOTAL PREFERRED STOCKS  (COST $7,402,080)                                                             10,434,249
                                                                                                    ------------
TOTAL INVESTMENTS (COST $146,276,755*)                                                98.1%          151,220,587
OTHER ASSETS  AND LIABILITIES (NET)                                                    1.9             2,947,522
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           100.0%         $154,168,109
================================================================================================================

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
   # Amount represents less than 0.1%.
  ## The valuations of these securities have been determined by procedures established by the Pricing Committee of the Board of Trustees. The cost of the denoted securities at June 30, 2000 was $83,801 with a value of $332 representing 0.00% of total net assets.
   @ Illiquid Security (unaudited). These are securities that the Adviser believes cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment. The value of the denoted securities at June 30, 2000 was $4,364,543, representing 2.83% of total net assets.

Abbreviations:
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
PDR   Philippine Depository Receipt
(F)   Foreign Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                 JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

AT JUNE 30, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                                                         % OF NET       VALUE
INDUSTRY DIVERSIFICATION                                                                  ASSETS      (NOTE 1)
================================================================================================================
COMMON STOCKS:
Telecommunications                                                                         18.7%    $ 28,825,387
Electronic Components and Instruments                                                      12.3       18,877,214
Utilities - Electrical and Gas                                                              8.3       12,847,534
Banking                                                                                     6.7       10,384,430
Chemicals                                                                                   5.6        8,663,734
Financial Services                                                                          5.5        8,421,563
Data Processing and Reproduction                                                            3.9        6,074,559
Metals - Steel                                                                              2.8        4,390,059
Energy Sources                                                                              2.8        4,365,245
Broadcasting and Publishing                                                                 2.5        3,899,999
Insurance                                                                                   2.3        3,545,009
Merchandising                                                                               2.3        3,498,744
Transportation - Shipping                                                                   1.9        2,919,021
Forest Products and Paper                                                                   1.9        2,871,334
Metals - Non Ferrous                                                                        1.6        2,420,362
Gold Mines                                                                                  1.5        2,378,184
Automobiles                                                                                 1.4        2,088,535
Food and Household Products                                                                 1.3        1,985,840
Construction and Housing                                                                    1.2        1,896,419
Health and Personal Care                                                                    1.2        1,768,456
Beverages and Tobacco                                                                       1.1        1,749,459
Miscellaneous Materials and Commodities                                                     1.0        1,611,373
Machinery and Engineering                                                                   1.0        1,564,680
Leisure and Tourism                                                                         0.8        1,160,536
Business and Public Services                                                                0.6          903,023
Multi-Industry                                                                              0.5          784,721
Building Materials and Components                                                           0.4          591,452
Real Estate                                                                                 0.2          299,466
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                        91.3      140,786,338
PREFERRED STOCKS                                                                            6.8       10,434,249
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                          98.1%     151,220,587
OTHER ASSETS AND LIABILITIES (NET)                                                          1.9        2,947,522
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                100.0%    $154,168,109
================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

----------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS                                                            JUNE 30, 2000 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
  SHARES                                                                                              (NOTE 1)
================================================================================================================

COMMON STOCKS -- 96.0%
AUSTRALIA - 2.4%
     18,000    ERG, Ltd.                                                                             $   140,174
     90,000    Orbital Engine Corporation, Ltd.+                                                          98,889
                                                                                                     -----------
                                                                                                         239,063
                                                                                                     -----------
AUSTRIA - 0.8%
      4,500    BETandWIN.com Interactive Entertainment AG+                                                80,838
                                                                                                     -----------
BELGIUM - 1.0%
      2,600    Omega Pharma SA                                                                            95,955
                                                                                                     -----------
DENMARK - 1.6%
      2,500    DSV, De Sammensluttede Vognmaend, B Shares                                                 56,219
      3,000    Vestas Wind Systems A/S                                                                   110,638
                                                                                                     -----------
                                                                                                         166,857
                                                                                                     -----------
FINLAND - 3.2%
      3,750    Comptel Oyj                                                                                75,848
     15,000    Tecnomen Oyj+                                                                             129,410
     10,000    Wecan Electronics Oyj+                                                                    116,948
                                                                                                     -----------
                                                                                                         322,206
                                                                                                     -----------
FRANCE - 14.6%
        616    A Novo                                                                                    152,347
      2,676    Aubay Technology SA+                                                                      101,325
        500    Groupe Steria SCA+                                                                         82,199
      1,500    HighWave Optical Technologies+                                                            108,560
      4,000    ILOG SA+                                                                                  162,193
      6,000    Linedata Services+                                                                        102,953
      1,400    Marionnaud Parfumeries+                                                                   151,649
      5,000    Net2S+                                                                                    101,611
      1,000    Parsys                                                                                    110,238
        250    Publicis SA                                                                                98,495
      3,300    Solving International SA+                                                                 235,827
      2,200    UBI Soft Entertainment SA+                                                                 84,567
                                                                                                     -----------
                                                                                                       1,491,964
                                                                                                     -----------
GERMANY - 11.0%
      6,900    Adlink Internet Media AG+                                                                  76,064
        900    Aixtron AG                                                                                124,233
      1,000    Brainpool TV AG+                                                                           87,951
        750    ce Consumer Electronic AG                                                                 107,841
      3,000    Energiekontor AG+                                                                         149,540
      4,000    Helkon Media AG+                                                                          125,767
        500    Heyde AG+                                                                                  78,604


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

----------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                              JUNE 30, 2000 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
  SHARES                                                                                              (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
GERMANY - (continued)
        150    Intershop Communications AG+                                                          $    68,012
        800    Medion AG                                                                                  82,822
        600    Qiagen N.V.+                                                                              104,678
      3,000    Wedeco AG Water Technology+                                                               117,332
                                                                                                     -----------
                                                                                                       1,122,844
                                                                                                     -----------
HONG KONG - 4.6%
    200,000    China Everbright, Ltd.                                                                    156,514
  1,600,000    Hanny Holdings, Ltd.                                                                      106,737
    150,000    South China Morning Post (Holdings), Ltd.                                                 116,423
    250,000    TPV Technology, Ltd.                                                                       34,639
    100,000    Yuxing Infotech Holdings, Ltd.+                                                            54,844
                                                                                                     -----------
                                                                                                         469,157
                                                                                                     -----------
IRELAND - 0.9%
      2,000    SmartForce Plc, ADR+                                                                       96,000
                                                                                                     -----------
ISRAEL - 1.0%
      3,000    ProLaser, Ltd.+                                                                           101,371
                                                                                                     -----------
ITALY - 3.2%
     30,000    Compagnie Industriali Riunite SpA                                                          98,639
      6,000    Gruppo Coin SpA+                                                                           63,842
     12,500    Industria Macchine Automatiche SpA                                                        102,449
      6,600    Italdesign-Giugiaro SpA                                                                    59,028
                                                                                                     -----------
                                                                                                         323,958
                                                                                                     -----------
JAPAN - 21.9%
      3,000    Autobacs Seven Company, Ltd.                                                               96,957
      7,000    Canon Sales Company, Inc.                                                                 125,685
        700    Citizen Electronics Company, Ltd.                                                          76,734
      3,000    C. Uyemura & Company, Ltd.                                                                 57,550
      4,000    Daito Electron Company, Ltd.                                                              145,530
        600    Don Quijote Company, Ltd.                                                                 104,895
      3,000    Focus Systems Corporation                                                                 121,338
      1,400    Fuji Seal, Inc.                                                                            76,866
      2,000    Fuji Soft ABC, Inc.                                                                       118,881
      2,000    Honda Tsushin Kogyo Company, Ltd.                                                          93,555
      4,000    Joint Corporation                                                                         136,458
        800    Masternet Company, Ltd.+                                                                  105,840
     10,000    Mitsubishi Logistics Corporation                                                           90,720
     16,000    Nippon Konpo Unyu Soko Company, Ltd.                                                       98,431
     15,000    Nissen Company, Ltd.+                                                                      64,638


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

----------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                              JUNE 30, 2000 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
  SHARES                                                                                              (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
JAPAN - (continued)
      3,000    Sanyo Shinpan Finance Company, Ltd.                                                   $   106,596
      2,000    Stella Chemifa Corporation                                                                154,980
      4,000    Sumitomo Real Estate Sales Company, Ltd.                                                  134,190
     20,000    Tsubakimoto Chain Company                                                                 102,060
      5,500    Woodland Corporation                                                                      127,339
      1,000    Yamada Denki Company, Ltd.                                                                 89,870
                                                                                                     -----------
                                                                                                       2,229,113
                                                                                                     -----------
NETHERLANDS - 0.0%#
         80    Ordina Beheer N.V.+                                                                         2,684
                                                                                                     -----------
NORWAY - 0.9%
      4,000    Tandberg ASA+                                                                              95,698
                                                                                                     -----------
PORTUGAL - 1.1%
     10,000    Impresa - Sociedade Gestora de Participacoes SA+                                          110,238
                                                                                                     -----------
SINGAPORE - 0.7%
     24,000    NatSteel Electronics, Ltd.                                                                 73,570
                                                                                                     -----------
SWEDEN - 2.5%
      7,500    Observer AB, B Shares                                                                     105,183
      3,200    Sigma AB, B Shares                                                                         86,838
      3,000    Teligent AB+                                                                               59,861
                                                                                                     -----------
                                                                                                         251,882
                                                                                                     -----------
SWITZERLAND - 5.8%
        150    Logitech International SA, Registered Shares+                                             107,099
        200    Micronas Semiconductor Holding AG, Registered Shares+                                     111,926
        120    Mikron Holding AG, Registered Shares                                                       88,631
        100    Saurer AG, Registered Shares+                                                              62,605
        110    SEZ Holding AG, Registered Shares                                                         100,998
        200    Think Tools AG+                                                                           116,231
                                                                                                     -----------
                                                                                                         587,490
                                                                                                     -----------
UNITED KINGDOM - 18.8%
     40,000    First Choice Holidays Plc                                                                  87,503
      7,500    ARM Holdings Plc+                                                                          80,388
     50,000    Actinic Plc+                                                                               74,181
     50,000    Chloride Group Plc                                                                        144,577
     17,000    Eidos Plc+                                                                                123,534
     25,000    Fine Art Developments Plc                                                                  99,728
     16,000    First Technology Plc                                                                      129,590
     15,000    Horizon Technology Group Plc+                                                             117,907
     28,000    Imagination Technologies Group Plc+                                                       121,869


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

----------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                              JUNE 30, 2000 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
  SHARES                                                                                              (NOTE 1)
================================================================================================================

COMMON STOCKS -- (continued)
UNITED KINGDOM - (continued)
      9,000    Informa Group Plc                                                                     $    93,128
     37,000    Mentmore Abbey Plc                                                                        113,989
     10,000    Morse Holdings Plc+                                                                        62,070
     16,000    Nestor Healthcare Group Plc                                                               115,662
      8,000    Pace Micro Technology Plc                                                                 115,662
     25,000    Pressac Plc                                                                               107,487
     15,000    Ricardo Plc                                                                               106,730
     25,000    Taylor Nelson Sofres Plc                                                                   99,728
      5,500    Volex Group Plc                                                                           122,815
                                                                                                     -----------
                                                                                                       1,916,548
                                                                                                     -----------
TOTAL COMMON STOCKS  (COST $8,082,111)                                                                 9,777,436
                                                                                                     -----------
WARRANTS & RIGHTS -- 0.0%#
AUSTRIA - 0.0%
      1,050    Cybertron Telekom AG                                                                            0
                                                                                                     -----------
FRANCE - 0.0%#
         22    Aubay Technology                                                                              489
                                                                                                     -----------
TOTAL WARRANTS AND RIGHTS  (COST $0)                                                                         489
                                                                                                     -----------
TOTAL INVESTMENTS (COST $8,082,111*)                                                  96.0%            9,777,925
OTHER ASSETS  AND LIABILITIES (NET)                                                    4.0               410,533
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           100.0%          $10,188,458
================================================================================================================

  * Aggregate cost for Federal tax purposes.
  + Non-income producing security.
  # Amount represents less than 0.1%.

Abbreviations:
ADR   American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

AT JUNE 30, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                                                      % OF NET          VALUE
INDUSTRY DIVERSIFICATION                                                               ASSETS         (NOTE 1)
================================================================================================================

COMMON STOCKS:
Business and Public Services                                                               14.9%     $ 1,521,885
Data Processing and Reproduction                                                           13.2        1,350,130
Electrical and Electronics                                                                 12.0        1,226,462
Broadcasting and Publishing                                                                 8.9          908,947
Electronic Components and Instruments                                                       8.0          818,616
Machinery and Engineering                                                                   7.7          785,323
Merchandising                                                                               4.8          484,752
Health and Personal Care                                                                    4.1          417,666
Telecommunications                                                                          2.9          290,882
Recreation, Other Consumer Goods                                                            2.8          288,939
Real Estate                                                                                 2.7          270,648
Energy Equipment and Services                                                               2.6          260,178
Chemicals                                                                                   2.1          212,531
Transportation - Shipping                                                                   1.9          189,151
Financial Services                                                                          1.5          156,514
Automobiles                                                                                 1.5          155,985
Banking                                                                                     1.0          106,596
Multi-Industry                                                                              1.0           98,639
Appliances and Household Durables                                                           0.9           89,870
Leisure and Tourism                                                                         0.9           87,503
Transportation - Airlines                                                                   0.6           56,219
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                        96.0        9,777,436
WARRANTS AND RIGHTS                                                                         0.0              489
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                          96.0%       9,777,925
OTHER ASSETS AND LIABILITIES (NET)                                                          4.0          410,533
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                100.0%     $10,188,458
================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET EASTERN EUROPEAN FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS                                                            JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
  SHARES                                                                                              (NOTE 1)
===================================================================================================================

COMMON STOCK -- 91.4%
CROATIA - 6.0%
   2,800    Pliva d.d., GDR, Registered Shares                                                        $   28,910
   4,789    Zagrebacka Banka d.d., GDR, Registered Shares                                                 87,160
                                                                                                      ----------
                                                                                                         116,070
                                                                                                      ----------
CZECH REPUBLIC - 13.7%
  32,000    Ceske Energeticke Zavody AS                                                                   85,423
     500    Ceske Radiokomunikace AS, GDR+                                                                22,212
   5,400    Cesky Telecom AS+                                                                             90,865
   9,999    Komercni Banka, AS, GDR+                                                                      67,993
                                                                                                      ----------
                                                                                                         266,493
                                                                                                      ----------
ESTONIA - 0.9%
     900    Estonian Telecom Ltd., GDR                                                                    18,090
                                                                                                      ----------
HUNGARY - 24.9%
   1,600    BorsodChem RT, GDR                                                                            49,720
   1,700    Gedeon Richter RT, GDR                                                                        91,163
   4,800    Matav RT, ADR, Series B                                                                      165,300
   5,700    MOL Magyar Olaj-es Gazipari RT, GDR                                                           78,945
     800    OTP Bank RT, GDR                                                                              41,600
   1,200    Pannonplast RT                                                                                26,103
   2,100    Tisza Vegyi Kombinat RT, GDR                                                                  29,767
                                                                                                      ----------
                                                                                                         482,598
                                                                                                      ----------
POLAND - 27.3%
   2,600    Bank Polska Kasa Opieki Grupa Pekao SA+                                                       31,285
   7,000    Elektrim Spolka Akcyjna SA                                                                    80,370
   2,000    Europejski Fundusz Leasingowy SA+                                                             32,300
   6,250    KGHM Polska Miedz SA, GDR                                                                     92,969
     900    Netia Holdings SA, ADR+                                                                       25,031
   2,000    Orbis SA, GDR+                                                                                15,500
     800    Polski Koncern Naftowy Orlen SA, GDR                                                           7,520
   1,900    Prokom Software SA                                                                            48,070
   1,000    Przedsiebiorstwo Farmaceutycne JELFA SA                                                        8,611
     260    Softbank SA, GDR                                                                              13,163
  19,000    Telekomunikacja Polska SA, GDR, Series A+                                                    131,195
   5,000    Wielkopolski Bank Kredytowy SA                                                                29,163
   1,050    Zaklady Metali Lekkich Kety+                                                                  15,118
                                                                                                      ----------
                                                                                                         530,295
                                                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET EASTERN EUROPEAN FUND

-------------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                                 JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
  SHARES                                                                                              (NOTE 1)
===================================================================================================================

COMMON STOCKS -- (continued)
RUSSIA - 18.6%
  11,200    AO Mosenergo, ADR                                                                         $   43,680
   6,800    AO Tatneft, ADR                                                                               66,725
   2,500    Mosk. Gorod. Tel.                                                                             18,750
   6,500    Norilsk Nickel+                                                                               47,613
   1,600    OAO Lukoil Holding, Sponsored ADR                                                             81,792
  14,000    Saint Petersburg Telephone Network                                                             5,252
   6,300    RAO Unified Energy Systems, GDR                                                               71,190
   1,200    Vimpel-Communications, ADR+                                                                   26,550
                                                                                                      ----------
                                                                                                         361,552
                                                                                                      ----------
TOTAL COMMON STOCKS (COST $1,710,220)                                                                  1,775,098
                                                                                                      ----------
PREFERRED STOCK -- 1.8%  (COST $48,000)
RUSSIA - 1.8%
  50,000    Rostelecom+                                                                                   35,800
                                                                                                      ----------
TOTAL INVESTMENTS (COST $1,758,220*)                                                  93.2%            1,810,898
OTHER ASSETS  AND LIABILITIES (NET)                                                    6.8               132,048
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           100.0%           $1,942,946
-------------------------------------------------------------------------------------------------------------------

  * Aggregate cost for Federal tax purposes. + Non-income producing security.

Abbreviations:
ADR   American Depositary Receipt
GDR   Global Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET EASTERN EUROPEAN FUND

----------------------------------------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS (CONTINUED)                                              JUNE 30, 2000 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------


AT JUNE 30, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                                                      % OF NET          VALUE
INDUSTRY DIVERSIFICATION                                                               ASSETS         (NOTE 1)
================================================================================================================

COMMON STOCKS:
Telecommunications                                                                         24.7%       $ 481,033
Banking                                                                                    13.2          257,201
Energy Sources                                                                             11.7          227,462
Utilities - Electric and Gas                                                               10.7          207,813
Metals - Non Ferrous                                                                        8.0          155,700
Health and Personal Care                                                                    6.6          128,684
Electronic Components and Instruments                                                       5.3          102,582
Chemicals                                                                                   4.1           79,487
Data Processing and Reproduction                                                            3.2           61,233
Business and Public Services                                                                1.7           32,300
Building Materials and Components                                                           1.4           26,103
Leisure and Tourism                                                                         0.8           15,500
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                        91.4        1,775,098
PREFERRED STOCKS                                                                            1.8           35,800
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                          93.2%       1,810,898
OTHER ASSETS AND LIABILITIES (NET)                                                          6.8          132,048
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                100.0%      $1,942,946
================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                                              JUNE 30, 2000 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------


                                                                        PICTET          PICTET
                                                                        GLOBAL       INTERNATIONAL     PICTET
                                                                       EMERGING          SMALL         EASTERN
                                                                        MARKETS        COMPANIES      EUROPEAN
                                                                         FUND            FUND           FUND
================================================================================================================
ASSETS:
      Investments, at value (Cost $146,276,755, $8,082,111
         and $1,758,220, respectively) (Note 1)
         See accompanying schedule                                    $151,220,587   $  9,777,925    $1,810,898
      Cash                                                                      --             --       135,970
      Foreign currency (Cost $2,281,191, $336,595
         and $43,318, respectively)                                      2,281,617        342,516        42,986
      Receivable for investment securities sold                          4,933,715        566,049        41,090
      Receivable from investment adviser (Note 2)                               --          5,793         9,663
      Dividends receivable, interest receivable and reclaim receivable     426,208         12,130         6,154
      Unamortized organization costs (Note 1)                                2,292            105         5,373
      Other assets                                                          26,312            648           233
----------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                     158,890,731     10,705,166     2,052,367
================================================================================================================
LIABILITIES:
      Payable for investment securities purchased                        3,063,808        376,946        81,654
      Investment advisory fee payable (Note 2)                             128,045             --            --
      Administration fee payable (Note 2)                                   16,111          1,353           272
      Transfer agent fees payable (Note 2)                                      73            930           908
      Custodian fees payable (Note 2)                                       13,902         10,973         7,641
      Professional fees payable                                             42,158         16,282         9,926
      Printing fees payable                                                  4,501          1,623         1,141
      Other accrued expenses and payables                                1,454,024        108,601         7,879
----------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                  4,722,622        516,708       109,421
================================================================================================================
NET ASSETS                                                            $154,168,109    $10,188,458    $1,942,946
================================================================================================================
NET ASSETS CONSIST OF:
      Accumulated net investment loss                                   $ (372,552)   $   (26,717)  $   (11,615)
      Accumulated net realized gain/(loss) on investments
         sold (Note 1) and foreign currency related transactions       (39,710,604)     1,792,189      (314,224)
      Net unrealized appreciation of investments                         4,943,832      1,695,814        52,678
      Net unrealized appreciation/(depreciation) of foreign
         currency related transactions                                    (118,333)         5,921          (332)
      Par value                                                            172,697          7,858         2,055
      Paid-in capital in excess of par value (Notes 1 and 4)           189,253,069      6,713,393     2,214,384
----------------------------------------------------------------------------------------------------------------
      TOTAL NET ASSETS                                                $154,168,109    $10,188,458    $1,942,946
================================================================================================================
================================================================================================================
      SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 4)                17,269,671        785,834       205,486
================================================================================================================
NET ASSET VALUE:
      Net asset value, offering and redemption price per share (Note 4)      $8.93         $12.97         $9.46
================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                           PICTET         PICTET
                                                                           GLOBAL      INTERNATIONAL    PICTET
                                                                          EMERGING         SMALL        EASTERN
                                                                           MARKETS       COMPANIES     EUROPEAN
                                                                            FUND           FUND          FUND
================================================================================================================
INVESTMENT INCOME:
      Dividends (net of foreign withholding taxes of $165,305,
         $2,392 and $2,175, respectively)                              $  1,263,639      $  24,467    $   8,763
      Interest                                                              108,166          7,385        2,354
----------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT INCOME                                             1,371,805         31,852       11,117
----------------------------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fee (Note 2)                                    1,114,002         37,401       17,041
      Administration fee (Note 2)                                           103,308          4,736        1,359
      Accounting fee (Note 2)                                                35,667         24,863       24,863
      Transfer agent fees (Note 2)                                           20,151          5,968        5,968
      Custodian fees (Note 2)                                               205,128         23,351       21,015
      Professional fees                                                      43,311         14,711       10,684
      Printing fees                                                          22,009          2,055        1,281
      Registration and filing fees                                            8,259          7,486        7,781
      Amortization of organization costs (Note 1)                             4,436            173          951
      Trustees' fees and expenses (Note 2)                                   14,617            665          190
      Other                                                                  58,595         11,078        6,877
----------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES BEFORE EXPENSE REDUCTIONS                            1,629,483        132,487       98,010
----------------------------------------------------------------------------------------------------------------
      Fees waived and/or expenses reimbursed by
         investment adviser (Note 2)                                       (113,659)       (87,592)     (75,278)
----------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                        1,515,824         44,895       22,732
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        (144,019)       (13,043)     (11,615)
================================================================================================================
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
      (Notes 1 and 4):
      Net realized gain/(loss) on:
         Securities transactions                                          9,185,046      1,615,119      328,824
         Foreign currency related transactions                             (394,522)       (37,804)         117
----------------------------------------------------------------------------------------------------------------
      Net realized gain on investments during the period                  8,790,524      1,577,315      328,941
----------------------------------------------------------------------------------------------------------------
      Change in unrealized appreciation/(depreciation) of:
         Securities                                                     (46,427,051)       (69,347)    (176,327)
         Foreign currency related transactions                               (3,675)         6,225         (332)
----------------------------------------------------------------------------------------------------------------
      Net unrealized depreciation of investments
         during the period                                              (46,430,726)       (63,122)    (176,659)
================================================================================================================
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                  (37,640,202)     1,514,193      152,282
================================================================================================================
NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                        $(37,784,221)    $1,501,150     $140,667
================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2000         YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:                         (UNAUDITED)       DECEMBER 31, 1999
================================================================================================================
FROM OPERATIONS:
   Net investment loss                                                    $   (144,019)         $  (263,707)
   Net realized gain on investments during the period                        8,790,524           14,632,254
   Change in unrealized appreciation/(depreciation) of investments
     during the period                                                     (46,430,726)          55,534,127
----------------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets resulting from operations         (37,784,221)          69,902,674

FUND SHARE TRANSACTIONS:
   Net increase in net assets from Fund share transactions
     (Note 4)                                                                1,677,129           26,010,651
----------------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets                                   (36,107,092)          95,913,325

NET ASSETS:
   Beginning of period                                                     190,275,201           94,361,876
----------------------------------------------------------------------------------------------------------------
   End of period (including accumulated net investment
     loss of ($372,552) and ($228,533), respectively)                     $154,168,109         $190,275,201
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2000         YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:                         (UNAUDITED)       DECEMBER 31, 1999
================================================================================================================
FROM OPERATIONS:
   Net investment loss                                                    $   (13,043)           $     (985)
   Net realized gain on investment during the period                        1,577,315             1,366,881
   Change in unrealized appreciation/(depreciation) of investments
     during the period                                                        (63,122)            1,472,274
----------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                     1,501,150             2,838,170

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders from net realized gain on investments             --              (760,216)

FUND SHARE TRANSACTIONS:
   Net increase/(decrease) in net assets from Fund share transactions
     (Note 4)                                                               3,911,720            (3,001,777)
---------------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets                                    5,412,870              (923,823)

NET ASSETS:
   Beginning of period                                                      4,775,588             5,699,411
---------------------------------------------------------------------------------------------------------------
   End of period (including accumulated net investment
     loss of ($26,717) and ($13,674), respectively)                       $10,188,458            $4,775,588
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET EASTERN EUROPEAN FUND

----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2000         YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:                         (UNAUDITED)       DECEMBER 31, 1999
================================================================================================================
FROM OPERATIONS:
   Net investment loss                                                     $  (11,615)          $  (18,649)
   Net realized gain/(loss) on investment during the period                   328,941             (111,298)
   Change in unrealized appreciation/(depreciation)
     of investments during the period                                        (176,659)             607,652
----------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                       140,667              477,705

FUND SHARE TRANSACTIONS:
   Net decrease in net assets from Fund share transactions
     (Note 4)                                                                (130,616)            (180,828)
----------------------------------------------------------------------------------------------------------------
   Net increase in net assets                                                  10,051              296,877

NET ASSETS:
   Beginning of period                                                      1,932,895            1,636,018
----------------------------------------------------------------------------------------------------------------
   End of period (including accumulated net investment
     loss of ($11,615) and $0, respectively                                $1,942,946           $1,932,895
================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND

----------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    SIX MONTHS
                                                       ENDED       YEAR      YEAR      YEAR      YEAR       PERIOD
                                                   JUNE 30, 2000   ENDED     ENDED     ENDED     ENDED       ENDED
                                                    (UNAUDITED)  12/31/99  12/31/98  12/31/97 12/31/96(A) 12/31/95*(A)
======================================================================================================================
Net asset value, beginning of period                   $11.15     $ 6.81     $8.87    $10.13    $ 9.51      $10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                         (0.01)     (0.01)     0.04      0.04      0.07        0.02
   Net realized and unrealized gain/(loss) on
     investments                                        (2.21)      4.35     (2.10)    (1.18)     0.71       (0.49)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (2.22)      4.34     (2.06)    (1.14)     0.78       (0.47)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                --         --        --     (0.02)    (0.07)      (0.02)
   Distributions from net realized capital gains           --         --        --     (0.10)    (0.09)      --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                        --         --        --     (0.12)    (0.16)      (0.02)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 8.93     $11.15     $6.81    $ 8.87    $10.13      $ 9.51
======================================================================================================================
Total return++                                         (19.84)%    63.73%   (23.22)%  (11.29)%    8.32%      (4.72)%
======================================================================================================================
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)              $154,168   $190,275   $94,362  $190,922  $122,047      $9,623
   Ratio of operating expenses to average
     net assets                                          1.70%+     1.70%     1.70%     1.70%     1.70%       1.95%+
   Ratio of net investment income/(loss) to
     average net assets                                 (0.16)%+   (0.19)%    0.55%     0.32%     0.88%       0.68%+
   Ratio of operating expenses to average
     net assets without waivers and expenses
     reimbursed                                          1.83%+     1.92%     2.00%     1.84%     2.20%       8.39%+
   Ratio of net investment income/(loss) to
     average net assets without waivers
     and expenses reimbursed                            (0.29)%+   (0.42)%    0.25%     0.18%     0.38%      (5.77)%+
   Portfolio turnover rate                                 66%       126%      123%       77%       48%          5%

--------------------
  * Pictet Global Emerging Markets Fund commenced operations on October 4, 1995. + Annualized.
 ++ Total return represents aggregate total return for the period.
(a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet Global Emerging Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                   SIX MONTHS
                                                      ENDED        YEAR         YEAR         YEAR        PERIOD
                                                  JUNE 30, 2000    ENDED        ENDED        ENDED        ENDED
                                                   (UNAUDITED)    12/31/99     12/31/98     12/31/97   12/31/96*(A)
===================================================================================================================
Net asset value, beginning of period                  $10.25       $ 6.55        $9.24       $10.15       $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income/(loss)                        (0.01)       (0.02)        0.07+++      0.08         0.09
   Net realized and unrealized gain/(loss)
      on investments                                    2.73         5.66         0.41        (0.86)        0.20
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                        2.72         5.64         0.48        (0.78)        0.29
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income               --           --           --        (0.13)       (0.12)
   Distributions from net realized capital gains          --        (1.94)       (3.17)          --        (0.02)
   Distributions from capital                             --           --           --           --        (0.00)#
-------------------------------------------------------------------------------------------------------------------
Total distributions                                       --        (1.94)       (3.17)       (0.13)       (0.14)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $12.97       $10.25        $6.55       $ 9.24       $10.15
===================================================================================================================
Total return ++                                        26.54%       86.45%        5.35%       (7.68)%       2.85%
===================================================================================================================
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)              $10,188       $4,776       $5,699      $23,773      $25,743
   Ratio of operating expenses to average
     net assets                                         1.20%+       1.20%        1.20%        1.20%        1.20%+
   Ratio of net investment income/(loss) to
     average net assets                                (0.35)%+     (0.02)%       0.65%        0.82%        1.04%+
   Ratio of operating expenses to average
     net assets without waivers and expenses
     reimbursed                                         3.53%+       4.76%        2.36%        2.20%        2.46%+
   Ratio of net investment loss to average
     net assets without waivers and
     expenses reimbursed                               (2.68)%+     (3.58)%      (0.52)%      (0.18)%      (0.22)%+
   Portfolio turnover rate                               102%         166%         132%          90%          53%

---------------------
  * Pictet International Small Companies Fund commenced operations on February 7, 1996.
  + Annualized
 ++ Total return represents aggregate total return for the period.
+++ Per share numbers have been calculated using the average share method.
  # Amount represents less than $0.01 per share.
(a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet International Small Companies Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET EASTERN EUROPEAN FUND

----------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         SIX MONTHS
                                                                            ENDED        YEAR          PERIOD
                                                                        JUNE 30, 2000    ENDED          ENDED
                                                                         (UNAUDITED)   12/31/99       12/31/98*
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $8.87         $6.54         $10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                                                     (0.06)        (0.09)          0.00#
   Net realized and unrealized gain/(loss) on investments                   0.65          2.42          (3.39)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                            0.59          2.33          (3.39)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                                --            --             (0.07)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                        --            --             (0.07)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $9.46         $8.87         $ 6.54
================================================================================================================
Total return ++                                                             6.65%        35.63%        (33.93)%
================================================================================================================
Ratios to average net assets/supplemental data:
   Net assets, end of period (in 000's)                                   $1,943        $1,933          $1,636
   Ratio of operating expenses to average net assets                        2.00%+        2.00%           2.00%+
   Ratio of net investment  loss
     to average net assets                                                 (1.02)%+      (1.15)%         (0.06)%+
   Ratio of operating expenses to average net assets
     without waivers and expenses reimbursed                                8.63%+       11.54%           9.97%+
   Ratio of net investment loss to average
     net assets without waivers and
     expenses reimbursed                                                   (7.65)%+     (10.69)%         (8.03)%+
   Portfolio turnover rate                                                    50%          117%             91%

--------------------
  * Pictet Eastern European Fund commenced operations on April 7, 1998. + Annualized.
 ++ Total  return  represents  aggregate  total  return for the  period.
  # Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Pictet Funds (formerly known as Panorama Trust) (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is a no-load, diversified, open-end management investment company which currently offers shares of three series, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund (individually, a "Fund" collectively, the "Funds"). The accompanying financial statements and financial highlights are those of the Funds. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed consistently by the Funds in the preparation of their financial statements.

     SECURITIES VALUATIONS: Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the New York Stock Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the closing bid and asked prices. This portfolio is valued after the close of the New York Stock Exchange (roughly 8:30 p.m. London time) therefore the price used will be the mid-price between the closing bid and asked prices. The London Stock Exchange will have closed roughly 4 hours before there is a current price available. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and asked prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods approved by the Board of Trustees. In the absence of readily ascertainable market values for such securities, inherent uncertainty of valuation exists. Methods for valuing these securities may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Funds. Short-term investments that mature in 60 days or less are valued at amortized cost.

     REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund pays a counterparty cash for, and takes possession of, a debt obligation and the seller agrees to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held by the Fund, at all times, is at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund generally has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY CONTRACTS: Each Fund may enter into forward foreign currency exchange contracts to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of the portfolio securities of the Fund or adversely affect the prices of securities which the Fund intends to purchase or sell at a later date. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, such Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     Each Fund may enter into spot foreign currency exchange contracts for the purchase or sale of securities denominated in foreign currencies to "lock" in the U.S. exchange rate of the transaction covering the period between trade date and settlement date.

     FOREIGN CURRENCY: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gain (including net short-term capital gain), unless offset by any available capital loss carryforward, is distributed to shareholders annually. Additional distributions of net investment income and capital gain may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund. Dividends and other distributions to shareholders are recorded on the ex-dividend date and are reinvested automatically in additional shares of the Funds at the net asset value next determined after such dividend or distribution is declared.

     TAXATION: Each Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

     ORGANIZATION COSTS: Expenses incurred in connection with the organization of certain Funds are being amortized on the straight-line method over a period of five years from the commencement of operations.

     EXPENSES: General expenses of the Trust are allocated among the Funds based upon relative net assets. Operating expenses directly attributable to a Fund are charged to that Fund's operations.
                                                                              35

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

     The Trust, on behalf of the Funds, has entered into an investment advisory agreement (the "Advisory Agreement") with Pictet International Management Limited ("Pictet International"), a wholly-owned subsidiary of Pictet (Canada) & Company Limited ("Pictet Canada"). Pictet Canada is a partnership, whose principal activities are investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805. Under the terms of the Advisory Agreement, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund pay Pictet International a fee, computed daily and payable monthly, at an annual rate of 1.25%, 1.00% and 1.50%, respectively, of the average daily net assets of each Fund. Pictet International has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to ensure that the total ordinary annual operating expenses of Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund do not exceed 1.70%, 1.20% and 2.00%, respectively, of each Fund's average daily net assets.

     PFPC Inc. ("PFPC"), a majority-owned subsidiary of PNC Bank Corp., serves as the Trust's administrator, accounting agent and transfer agent. PFPC, as accounting agent, is paid a fee computed daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund, subject to a $50,000 annual minimum from each Fund. For administration services, PFPC is entitled to receive $220,000 per annum from the Trust. In addition, for its services as transfer agent, PFPC is paid separate compensation.

     For the six months ended June 30, 2000, Pictet International and PFPC either waived fees and/or reimbursed expenses as follows:

                                                                                          PICTET
                                                                            PICTET     INTERNATIONAL
                                                              PFPC       INTERNATIONAL   EXPENSES
                                                           FEES WAIVED    FEES WAIVED   REIMBURSED        TOTAL
================================================================================================================
Pictet Global Emerging Markets Fund                           $ --         $113,659      $    --        $113,659
Pictet International Small Companies Fund                       --           37,401       50,191          87,592
Pictet Eastern European Fund                                    --           17,041       58,237          75,278
================================================================================================================

     No officer, director or employee of Pictet International, PFPC, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee who is not an affiliated person of Pictet International an annual fee of $5,000, plus an additional $500 for each board and committee meeting attended. The Trust also reimburses expenses incurred by each Trustee in attending such meetings.

     Brown Brothers Harriman & Co. serves as the Funds' custodian. Provident Distributors, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, serves as the Funds' principal underwriter and distributor.


3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of investment securities, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 2000 were as follows:

                                                    PURCHASES          SALES
===============================================================================
Pictet Global Emerging Markets Fund               $117,094,312     $114,866,465
Pictet International Small Companies Fund           11,134,712        7,590,729
Pictet Eastern European Fund                         1,045,775        1,320,629

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     At June 30, 2000, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                     UNREALIZED      UNREALIZED    NET UNREALIZED
                                                                    APPRECIATION    DEPRECIATION    APPRECIATION
=================================================================================================================
Pictet Global Emerging Markets Fund                                  $23,634,694    $18,809,195       $4,825,499
Pictet International Small Companies Fund                              2,085,159        383,424        1,701,735
Pictet Eastern European Fund                                             194,396        142,050           52,346


4.   SHARES OF BENEFICIAL INTEREST

     Each Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares is authorized. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED                    YEAR ENDED
                                                          JUNE 30, 2000                  DECEMBER 31, 1999
                                                     SHARES         AMOUNT           SHARES           AMOUNT
=================================================================================================================
Pictet Global Emerging Markets Fund:
Sold                                                  353,867      $3,242,035       3,501,546       $ 28,421,838
Redeemed                                             (153,978)     (1,564,906)       (288,897)        (2,411,187)
-----------------------------------------------------------------------------------------------------------------
Net increase                                          199,889      $1,677,129       3,212,649       $ 26,010,651
=================================================================================================================

                                                        SIX MONTHS ENDED                    YEAR ENDED
                                                          JUNE 30, 2000                  DECEMBER 31, 1999
                                                     SHARES         AMOUNT           SHARES           AMOUNT
=================================================================================================================
Pictet International Small Companies Fund:
Sold                                                  328,744      $4,028,822              --        $        --
Issued as reinvestment of dividends                        --              --          74,898            760,214
Redeemed                                               (9,026)       (117,102)       (479,539)        (3,761,991)
-----------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                               319,718      $3,911,720        (404,641)       $(3,001,777)
=================================================================================================================

                                                       SIX MONTHS ENDED                    YEAR ENDED
                                                          JUNE 30, 2000                  DECEMBER 31, 1999
                                                     SHARES         AMOUNT           SHARES           AMOUNT
=================================================================================================================
Pictet Eastern European Fund:
Sold                                                       --       $      --          49,648          $ 378,319
Redeemed                                              (12,487)       (130,616)        (81,810)          (559,147)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                          (12,487)      $(130,616)        (32,162)         $(180,828)
=================================================================================================================

     At June 30, 2000 Pictet Global Emerging Markets Fund had 4 institutional shareholders owning 24.18%, 13.44%, 12.31% and 12.14%, respectively, of the outstanding shares of beneficial interest of the Fund.

     At  June  30,  2000  Pictet   International  Small  Companies  Fund  had  2
institutional shareholders owning 62.93% and 26.69%, respectively, of the outstanding shares of beneficial interest of the Fund.

     At June 30, 2000 Pictet Eastern European Fund had 4 institutional shareholders owning 36.58%, 24.33%, 18.29% and 12.25%, respectively, of the outstanding shares of beneficial interest of the Fund.

PICTET FUNDS
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


5.   FOREIGN SECURITIES

     Pictet Global Emerging Markets Fund invests primarily in foreign emerging markets securities, Pictet International Small Companies Fund invests primarily in foreign securities and Pictet Eastern European Fund invests primarily in Eastern European equity securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include re-valuation of currencies, less reliable information about issuers, varying securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

6.   POST OCTOBER LOSS

     Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1999, the Funds elected to defer capital losses and currency losses occurring between November 1, 1999 and December 31, 1999 as follows:

                                              CAPITAL LOSSES    CURRENCY LOSSES
-------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund             $2,450,647          $183,465
Pictet International Small Companies Fund          376,173             7,622
Pictet Eastern European Fund                            --             2,225

     Such losses will be treated as arising on the first day of the year ending December 31, 2000.

7.   CAPITAL LOSS CARRYFORWARDS

     At December 31, 1999 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                             EXPIRING IN 2006
--------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                             $60,580,799
Pictet Eastern European Fund                                        521,873



38
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                                  (Back Cover)